As filed with the Securities and Exchange Commission on October 31, 2002


                                               Securities Act File No. 333-59745
                                        Investment Company Act File No. 811-8895
================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A

             Registration Statement Under The Securities Act Of 1933         [X]


                           Pre-Effective Amendment No.
                         Post-Effective Amendment No. 22                     [X]


                                     and/or

         Registration Statement Under The Investment Company Act Of 1940     [X]


                                Amendment No. 23                             [X]
                        (Check appropriate box or boxes)


                                 ING FUNDS TRUST
                 (Exact Name of Registrant Specified in Charter)


                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180



          Kimberly A. Anderson                               With copies to:
          ING Investments, LLC                           Jeffrey S. Puretz, Esq.
     7337 E. Doubletree Ranch Road                               Dechert
          Scottsdale, AZ 85258                            1775 Eye Street, N.W.
(Name and Address of Agent for Service)                   Washington, DC 20006


                                   ----------

 It is proposed that this filing will become effective (check appropriate box):


             [ ] Immediately upon filing pursuant to paragraph (b)
             [ ] 60 days after filing pursuant to paragraph (a)(1)
             [ ] 75 days after filing pursuant to paragraph (a)(2)
             [X] on November 1, 2002 pursuant to paragraph (b)
             [ ] on (date) pursuant to paragraph (a)(1)
             [ ] on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:


             [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


================================================================================

                                 ING FUNDS TRUST


                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

*    Cover Sheet

*    Contents of Registration Statement

*    Explanatory Note


*    ING National Tax-Exempt Money Market Fund Classes A, B, and C Prospectus

*    ING National Tax-Exempt Money Market Fund Class Q Prospectus

* ING National Tax-Exempt Money Market Fund Statement of Additional Information ("SAI")


*    Part C

*    Signature Page

*    Exhibit Index

*    Consent of Dechert

                                EXPLANATORY NOTE


     This Post-Effective Amendment No. 22 to the Registration Statement (the "Amendment") on Form N-1A for ING Funds Trust (the "Registrant") incorporates by reference the Fixed Income Classes A, B, C, M and T Prospectuses; Fixed Income Class Q Prospectus; ING Class I Prospectus; and ING Lexington Money Market Trust Class A Prospectus, each dated September 23, 2002, contained in the Registrant's Registration Statement on Form N-1A, which was filed with the U.S. Securities and Exchange Commission ("SEC")on September 23, 2002, and the Fixed Income SAI, dated September 23, 2002, as filed with the SEC on October 3, 2002. This Amendment is being filed in reliance on Rule 485(b) under the Securities Act of 1933, as amended (the "1933 Act"), to file effective Prospectuses and Statement of Additional Information for ING Funds Trust for ING National Tax-Exempt Money Market Fund.

PROSPECTUS


                                   Classes A, B, and C


November 1, 2002

                                       INCOME FUND
                                       ING National Tax-Exempt Money Market Fund


This prospectus contains important information about investing in the ING National Tax-Exempt Money Market Fund ("Fund"). You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency and is affected by market fluctuations. There is no guarantee that the Fund will achieve its objective. As with all mutual funds, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities nor has the SEC judged whether the information in this prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[GRAPHIC] OBJECTIVE


These pages contain a description of the Fund, including its objective, investment strategy and risks.


[GRAPHIC] INVESTMENT STRATEGY

You'll also find:

[GRAPHIC] RISKS

[GRAPHIC] HOW THE FUND HAS PERFORMED


What you pay to invest. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in the Fund.

An Introduction to the
Fund
Fund at a Glance                                                               1
                                                                               2

ING FUND
ING National Tax-Exempt Money Market Fund                                      4

What You Pay to Invest                                                         6
Shareholder Guide                                                              8
Management of the Fund                                                        15
Dividends, Distributions and Taxes                                            17
More Information About Risks                                                  18
Where To Go For More Information                                      Back cover

                                                                    INTRODUCTION
                                                                    TO THE FUND
--------------------------------------------------------------------------------

Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities they invest in. Please read this prospectus carefully to be sure you understand the principal risks and strategies associated with the Fund. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.


[GRAPHIC]


If you have any questions about the ING Funds, please call your financial consultant or us at 1-800-992-0180.


This prospectus is designed to help you make informed decisions about your investments.




The Fund may suit you if you:


*    want a regular stream of income.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

------
Fund
At A
Glance
------

This table is a summary of the objectives, main investments and risks of the Fund. It is designed to help you understand the differences between the Funds, the main risks associated with the Fund, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of the Fund's investment objectives, strategies and risks, which begin on page 4.

                    FUND                                                   INVESTMENT OBJECTIVE
----------------------------------------------------------------------------------------------------------------------
Income Fund         National Tax-Exempt Money Market Fund                  High current income that is exempt from
                    Adviser: ING Investments, LLC                          Federal income tax, consistent with the
                    Sub-Adviser: Furman Selz Capital Management, LLC       preservation of capital, liquidity and
                                                                           maintenance of a stable $1.00 net asset
                                                                           value per share.

MAIN INVESTMENTS                            MAIN RISKS
--------------------------------------------------------------------------------




High quality, short-term municipal          Credit, interest rate and other
debt securities determined to               risks that accompany an investment
present minimal credit risk.                in short-term obligations of
                                            municipal issuers.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

------
Income
Fund
------


                                             Adviser
                                             ING Investments, LLC
ING NATIONAL TAX-EXEMPT MONEY                Sub-Adviser
MARKET FUND                                  Furman Selz Capital Management, LLC
--------------------------------------------------------------------------------


OBJECTIVE [GRAPHIC]

The Fund seeks to provide investors with a high level of current income that is exempt from federal income tax as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share.

INVESTMENT STRATEGY [GRAPHIC]


The Fund normally invests at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in debt obligations issued by states, territories, and possessions of the United States and the District of Columbia or their political subdivisions, agencies and instrumentalities, multi-state agencies or authorities, the interest from which is, in the opinion of the bond counsel for the issuer, exempt from Federal income tax. The Fund will not purchase private activity bonds, the interest from which would be a preference item subject to the federal alternative minimum tax. Although the Sub-Adviser has no intention of doing so, the Fund may temporarily invest from time to time up to 20% of its net assets in money market instruments that are subject to federal income tax. For temporary defensive purposes, the Fund may invest up to 100% of its net assets in money market instruments that are subject to federal income tax. If such a temporary defensive strategy is implemented, the Fund may not achieve its investment objective.


The Fund may purchase securities on a "when-issued" basis and purchase or sell them on a "forward commitment" basis. The Fund may also invest in obligations that have floating and variable rates of interest. The Fund may enter into repurchase agreements.

Portfolio investments of the Fund are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940. Obligations in which the Fund invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Fund may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

In selecting debt securities for the Fund, the Sub-Adviser seeks to select those instruments that appear to have the potential to achieve the Fund's investment objective within the credit and risk tolerances established for the Fund. In accordance with those policies, the Fund will invest only in instruments that at the time of investment are rated "first tier" (that is, they are given the highest short-term rating by at least two nationally recognized statistical rating organizations, or by a single rating organization if a security is rated only by that organization, or are determined to be of comparable quality by the Sub-Adviser pursuant to guidelines approved by the Fund's Board of Trustees). The Sub-Adviser continually monitors diversification of the Fund's assets to ensure that regulatory limits are not exceeded.

In managing the Fund, the Sub-Adviser employs a number of professional money management techniques, including varying the composition of investments and the average maturity of the portfolio based upon the Sub-Adviser's assessment of the relative values of the various money market securities and future interest rate patterns. These assessments will change in response to changing economic and money market conditions and to shifts in fiscal and monetary policy. The Sub-Adviser also seeks to improve yield by taking advantage of yield disparities that regularly occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. Also, there are frequently differences in the yield between the various types of money market securities. The Fund seeks to enhance yield by purchasing and selling securities based upon these yield disparities.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will vary and the Fund may not achieve as high a level of current income as other funds that do not limit their investments to the high-quality securities in which the Fund invests. The Fund may be affected by the following risks among others:

Changes in Interest Rates -- money market funds, like the Fund, are subject to less interest rate risk than other income funds because they invest in debt securities with a remaining maturity not greater than 397 days. Still, the value of the Fund's investments may fall when interest rates rise.

Credit Risk -- money market funds, like the Fund, are subject to less credit risk than other incomme funds because they invest in short-term debt securities of the highest quality. Still, the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.

Risk of Municipal Obligations -- there could be economic, business or political developments which might affect all municipal obligations of a similar type. To the extent that a significant portion of the Fund's assets are invested in municipal obligations payable from revenue or similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested.

4    ING National Tax-Exempt Money Market Fund

                                       ING NATIONAL TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------


HOW THE FUND HAS PERFORMED [GRAPHIC]


Because the Fund has not had a full year of operations, there is no performance information included in this prospectus.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                  ING National Tax-Exempt Money Market Fund    5

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------


There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Fund. The tables that follow show the fees and expenses for the ING National Tax-Exempt Money Market Fund.

Fees You Pay Directly                          Class A      Class B     Class C
---------------------                          -------      -------     -------
Maximum sales charge on your investment
  (as a % of offering price)
National Tax-Exempt Money Market                none         none        none
Maximum deferred sales charge (as a % of
  purchase or sales price, whichever is less)
National Tax-Exempt Money Market                none(1)      5.00(2)     1.00(3)
----------
(1) A contingent deferred sales charge of no more than 1% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. Please see page 9.
(2) Imposed upon redemption within 6 years from purchase. The fee has scheduled reductions after the first year. Please see page 9.
(3)  Imposed upon redemption within 1 year from purchase.


Operating Expenses Paid Each Year by the Funds(1)
(as a % of average net assets)


Class A
                                                      Distribution                   Total
                                                       and Service                   Fund
                                        Management       (12b-1)       Other       Operating      Net
Fund                                       Fee            Fees       Expenses(2)    Expenses    Expenses
----                                       ---            ----       -----------    --------    --------
National Tax-Exempt Money Market   %       0.40           0.50          0.75          1.65        1.65

Class B
                                                      Distribution                   Total
                                                       and Service                   Fund
                                        Management       (12b-1)       Other       Operating      Net
Fund                                       Fee            Fees       Expenses(2)    Expenses    Expenses
----                                       ---            ----       -----------    --------    --------
National Tax-Exempt Money Market   %       0.40           0.75          0.75          1.90        1.90

Class C
                                                      Distribution                   Total
                                                       and Service                   Fund
                                        Management       (12b-1)       Other       Operating      Net
Fund                                       Fee            Fees       Expenses(2)    Expenses    Expenses
----                                       ---            ----       -----------    --------    --------
National Tax-Exempt Money Market   %       0.40           0.75          0.75          1.90        1.90

----------
(1) These tables show the estimated operating expenses for the Fund by class as a ratio of expenses to average daily net assets. Because the Fund is new, Other Expenses, shown above, are estimated.

(2) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets.


6    What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

Examples


The examples that follow are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.

Class A
Fund                                              1 year              3 years
----                                              ------              -------
National Tax-Exempt Money Market     $             168                   520

                                        If you sell your shares      If you don't sell your shares
Class B                                 -----------------------      -----------------------------
Fund                                        1 year   3 years               1 year   3 years
----                                        ------   -------               ------   -------
National Tax-Exempt Money Market     $       693        897                 193       597

                                        If you sell your shares      If you don't sell your shares
Class C                                 -----------------------      -----------------------------
Fund                                        1 year   3 years               1 year   3 years
----                                        ------   -------               ------   -------
National Tax-Exempt Money Market     $       293        597                 193       597


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                     What You Pay to Invest    7

SHAREHOLDER
GUIDE                                                     Choosing a Share Class
--------------------------------------------------------------------------------


ING PURCHASE OPTIONS(TM)


You may select from three separate classes of shares: Class A, Class B, and Class C.

Class A


*    Distribution and service (12b-1) fees of 0.25% to 0.50%.


Class B


*    No front-end sales charge; all your money goes to work for you right away.
*    Distribution and service (12b-1) fees of 0.75%.
*    A contingent deferred sales charge, as described on the next page.
* Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.


Class C


*    No front-end sales charge; all your money goes to work for you right away.
*    Distribution and service (12b-1) fees of 0.75%.
* A 1% contingent deferred sales charge on shares sold within one year of purchase.
* No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.


When choosing between classes, you should carefully consider the ongoing annual expenses along with the initial sales charge or the contingent deferred sales charge. The relative impact of the initial sales charges and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class B and Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. Orders for Class B shares in excess of $250,000 will be accepted as orders for Class A shares or declined. You should discuss which Class of shares is right for you with your investment professional.

Distribution and Shareholder Service Fees


To pay for the cost of promoting the Fund and servicing your shareholder account, each class of the Fund has adopted a Rule 12b-1 plan which requires fees to be paid out of the assets of each class. Over time the fees will increase your cost of investing and may exceed the cost of paying other types of sales charges.


8     Shareholder Guide

                                                                     SHAREHOLDER
Choosing a Share Class                                                     GUIDE
--------------------------------------------------------------------------------

SALES CHARGE CALCULATION

Class A(1)




There is no sales charge if you purchase Class A shares of the ING National Tax-Exempt Money Market Fund. However, if the Class A shares are exchanged for shares of another ING Fund, you will be charged the applicable sales load for that fund upon exchange.


Investments of $1 Million or More. There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more. However, the shares will be subject to a contingent deferred sales charge if they are redeemed within one or two years of purchase, depending on the amount of the purchase, as follows:

                                            Period during which
    Your investment              CDSC          CDSC applies
    ---------------              ----          ------------
$1,000,000 to $2,499,999         1.00%            2 years
$2,500,000 to $4,999,999         0.50%            1 year
$5,000,000 and over              0.25%            1 year

Class B and Class C

Class B and Class C shares are offered at their net asset value per share without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares that you sell within a certain period of time after you bought them. The amount of the CDSC is based on the lesser of the net asset value of the shares at the time of purchase or redemption. There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions. The CDSCs are as follows:

Class B Deferred Sales Charge

                                 CDSC on shares
Years after purchase               being sold
--------------------               ----------
1st year                              5%
2nd year                              4%
3rd year                              3%
4th year                              3%
5th year                              2%
6th year                              1%
After 6th year                      none

Class C Deferred Sales Charge

                         CDSC on shares
Years after purchase       being sold
--------------------       ----------
1st year                       1%
After 1st year                none


To keep your CDSC as low as possible, each time you place a request to redeem shares, the Fund will first redeem shares in your account that are not subject to a CDSC, and then will sell shares that have the lowest CDSC.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                          Shareholder Guide    9

SHAREHOLDER
GUIDE                                                     Choosing a Share Class
--------------------------------------------------------------------------------

Sales Charge Reductions and Waivers



CDSC Waivers. If you notify the Transfer Agent at the time of redemption, the CDSC for each Class will be waived in the following cases:

* redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

* for Class B and Class C shares, redemptions pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder's account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.

*    mandatory distributions from a tax-deferred retirement plan or an IRA.

If you think you may be eligible for a CDSC waiver, contact your financial representative or the Shareholder Servicing Agent.


Reinstatement Privilege. If you sell Class B and Class C shares of an ING Fund, you may reinvest some or all of the proceeds in the same share class within 90 days without a sales charge. Reinstated Class B and Class C shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. If you want to use the Reinstatement Privilege, contact your financial representative or the Shareholder Servicing Agent. Consult the SAI for more information.




10   Shareholder Guide

                                                                     SHAREHOLDER
How to Purchase Shares                                                     GUIDE
--------------------------------------------------------------------------------


The minimum initial investment amounts for the ING National Tax-Exempt Money Market Fund is as follows:


*    Non-retirement accounts: $1,000
*    Retirement accounts: $250
* Pre-Authorized Investment Plan: $100 to open; you must invest at least $100 a month.

The minimum additional investment is $100.

Make your investment using the table on the right.


The Fund and ING Fund Distributor, LLC (Distributor) reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-US banks (even if payment may be effected through a US bank) will not be accepted. ING Fund reserves the right to waive minimum investment amounts. The Fund reserves the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $1,000.00 ($250.00 for IRAs).


Retirement Plans


The Fund has available prototype qualified retirement plans for both corporations and for self-employed individuals. It also has available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust Company (SSB) acts as the custodian under these plans. For further information, contact a Shareholder Servicing Representative at (800) 992-0180. SSB currently receives a $12 custodial fee annually for the maintenance of such accounts.

Market Timers

The Fund may restrict or refuse purchase orders whether directly or by exchange by market timers. "Market timing" is defined as effecting frequent trades into or out of the Fund in an effort to anticipate or time market movements. Due to the frequent and disruptive nature of this activity, it can adversely impact the ability of the Sub-Advisor to invest assets in an orderly, long-term manner, which in turn, may adversely impact the performance of the Fund.


                               Initial                      Additional
    Method                    Investment                    Investment
    ------                    ----------                    ----------
By Contacting            An investment
Your                     professional with an
Investment               authorized firm
Professional             can help you establish
                         and maintain your
                         account.


By Mail                  Visit or consult an           Visit or consult an
                         investment                    investment
                         professional. Make            professional. Fill out
                         your check payable            the Account
                         to the ING Funds              Additions form
                         and mail it, along            included on the
                         with a completed              bottom of your
                         Application. Please           account statement
                         indicate your                 along with your
                         investment                    check payable to the
                         professional on the           ING Funds and
                         New Account                   mail them to the
                         Application.                  address on the
                                                       account statement.
                                                       Remember to write
                                                       your account number
                                                       on the check.

By Wire                  Call the ING                  Wire the funds in the
                         Operations                    same manner
                         Department at (800)           described under
                         336-3436 to obtain            "Initial Investment."
                         an account number
                         and indicate your
                         investment
                         professional on the
                         account.


                         Instruct your bank to
                         wire funds to the
                         Fund in the care of:

                         State Street Bank
                         and Trust Company
                         ABA #101003621
                         Kansas City, MO
                         credit to:
                         (the Fund)
                         A/C #751-8315; for
                         further credit
                         to: _________________
                         Shareholder
                         A/C #________________
                         (A/C # you received
                         over the telephone)
                         Shareholder Name:
                         _____________________
                         (Your Name Here)

                         After wiring funds
                         you must complete
                         the Account
                         Application and send
                         it to:


                         ING Funds
                         P.O. Box 219368
                         Kansas City, MO
                         64121-6368


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                         Shareholder Guide    11

SHAREHOLDER
GUIDE                                                       How to Redeem Shares
--------------------------------------------------------------------------------

You may redeem shares using the table on the right.


Under unusual circumstances, the Fund may suspend the right of redemption as allowed by federal securities laws.


Systematic Withdrawal Plan

You may elect to make periodic withdrawals from your account on a regular basis.

*    Your account must have a current value of at least $10,000.
*    Minimum withdrawal amount is $100.
*    You may choose from monthly, quarterly, semi-annual or annual payments.


For additional information, contact a Shareholder Servicing Representative, see the Account Application or the SAI.


Payments

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the U.S. Securities and Exchange Commission. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.


The Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, the Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, the Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.


        Method                               Procedures
        ------                               ----------
By Contacting Your            You may redeem by contacting your investment
Investment Professional       professional. Investment professionals may charge
                              for their services in connection with your redemption request, but neither the Fund nor the Distributor imposes any such charge.

By Mail Send a written request specifying the Fund name and share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to redeem to:


                              ING Funds
                              P.O. Box 219368
                              Kansas City, MO 64121-6368


                              If certificated shares have been issued, the certificate must accompany the written request. Corporate investors and other associations must have an appropriate certification on file authorizing redemptions. A suggested form of such certification is provided on the Account Application. A signature guarantee may be required.


By Telephone --               You may redeem shares by telephone on all accounts
Expedited Redemption          other than retirement accounts, unless you check
                              the box on the Account Application which signifies that you do not wish to use telephone redemptions.
                              To redeem by telephone, call a Shareholder
                              Servicing Representative at (800) 992-0180.


                              Receiving Proceeds By Check:


                              You may have redemption proceeds (up to a maximum of $100,000) mailed to an address which has been on record with ING Funds for at least 30 days.


                              Receiving Proceeds By Wire:

                              You may have redemption proceeds (subject to a minimum of $5,000) wired to your pre-designated bank account. You will not be able to receive redemption proceeds by wire unless you check the box on the Account Application which signifies that you wish to receive redemption proceeds by wire and attach a voided check. Under normal circumstances, proceeds will be transmitted to your bank on the business day following receipt of your instructions, provided redemptions may be made. In the event that share certificates have been issued, you may not request a wire redemption by telephone.

12   Shareholder Guide

                                                                     SHAREHOLDER
Transaction Policies                                                       GUIDE
--------------------------------------------------------------------------------

Net Asset Value


The net asset value (NAV) per share for each class of the Fund is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share of each class of the Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

The Fund uses the amortized cost method to value its portfolio securities and seeks to maintain a stable net asset value of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Fund, there can be no assurance that the Fund's net asset value can be maintained at $1.00 per share.


Price of Shares

When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable deferred sales charge. Exchange orders are effected at NAV.

Execution of Requests

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day.


You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Fund will not be issued unless you request them in writing.


Telephone Orders


The Fund and its transfer agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Fund and its transfer agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Fund and its transfer agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.


Exchanges


You may exchange shares of the Fund for shares of the same class of any other ING Fund, except for ING Lexington Money Market Trust and ING Corporate Leaders Trust Fund, without paying any additional sales charge, except that Class A shares of the Fund for which no sales charge was paid must pay the applicable sales load on an exchange into Class A shares of another ING Fund. Shares subject to a CDSC will continue to age from the date that the original shares were purchased. You should review the prospectus of the ING Fund you intend to exchange into before exchanging your shares.

If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for the fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, the fund will normally make monthly repurchase offers for 5% of its outstanding common shares. If more than 5% of the fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege with ING Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the ING Senior Income Fund prospectus or any other ING prospectus by calling (800) 992-0180.

The total value of shares being exchanged must at least equal the minimum investment requirement of the ING Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Fund is intended for long-term investment and not as a short-term trading vehicle. The Adviser may prohibit excessive exchanges (more than four per year). The


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                         Shareholder Guide    13

SHAREHOLDER
GUIDE                                                       Transaction Policies
--------------------------------------------------------------------------------

Adviser also may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges.


You will automatically have the ability to request an exchange by calling a Shareholder Service Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. An ING Fund may change or cancel its exchange policies at any time, upon 60 days' written notice to shareholders.

CDSC on Exchanges to ING Senior Income Fund

You are not required to pay an applicable CDSC upon an exchange from the Fund to the ING Senior Income Fund. However, if you exchange into ING Senior
Income Fund and subsequently offer your common shares for repurchase by that fund, the Fund's CDSC will apply. The time period for application of the CDSC will be calculated based on the first date you acquired your shares in the Fund.


Systematic Exchange Privilege


With an initial account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end ING Fund, except for ING Lexington Money Market Trust and ING Corporate Leaders Trust Fund. This exchange privilege may be modified at any time or terminated upon 60 days' written notice to shareholders.

Redemptions by Check

Class A shareholders of the Money Market Funds may use checks to effect redemptions for Class A shares of the Money Market Funds. The standard check writing privilege allows checks to be drawn in any amount of $100.00 or more. Checks drawn in amounts of less than $100.00, on uncollected funds or insufficient funds will be returned unpaid to the payee.

The payee of a check may cash or deposit it in the same way as an ordinary bank check. When a check is presented to the agent bank for payment, the agent bank will cause ING to redeem a sufficient number of shares to cover the amount of the check. Shareholders are entitled to dividends on the shares redeemed up until the day on which the check is presented to the agent bank for payment. Copies of previously paid checks are available upon request for a fee of $4.00 per copy.


Small Accounts


Due to the relatively high cost of handling small investments, the Fund reserves the right upon 30 days' written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a value of less than $1,000, other than as a result of a decline in the NAV per share.


Account Access


Unless your ING shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.ingfunds.com, or via touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Service Representative you may call the toll-free number listed above and select Option 2.


Privacy Policy


The Funds have adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180 and select Option 1, obtain a policy over the internet at www.ingfunds.com or see the privacy policy that accompanies this Prospectus.


14   Shareholder Guide

MANAGEMENT OF THE FUNDS                                                  Adviser
--------------------------------------------------------------------------------


ING Investments, LLC (ING or ING Investments), an Arizona limited liability company formerly ING Pilgrim Investments, LLC (ING Pilgrim), serves as the investment adviser to the Fund. ING has overall responsibility for the management of the Fund. ING provides or oversees all investment advisory and portfolio management services for the Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ING is registered as an investment adviser with the SEC. ING is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) ("ING Group"). ING Group is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with almost 100,000 employees.



As of September 30, 2002, ING managed over $31.9 billion in assets.

ING's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

For its services, ING receives a monthly fee of 0.40% of the Fund's average daily net assets.




15    Management of the Fund

Sub-Adviser                                              MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

SUB-ADVISER


For the ING National Tax-Exempt Money Market Fund, ING has engaged Furman Selz Capital Management, LLC (FSCM) as Sub-Adviser to provide the day-to-day management of the Fund's portfolio. FSCM is located at 230 Park Avenue, New York, NY 10169. FSCM is engaged in the business of providing investment advice to institutional and individual client accounts which, as of August 31, 2002, were valued at approximately $7.3 billion.

FSCM serves as Sub-Adviser to the National Tax-Exempt Bond Fund. FSCM is located at 230 Park Avenue, New York, NY 10169. FSCM is engaged in the business of providing investment advice to institutional and individual client accounts which, as of August 31, 2002, were valued at approximately $7.3 billion.

Robert Schonbrunn has primary responsibility for managing the National Tax-Exempt Bond Fund with assistance from Karen Cronk and Chris Capone. Mr. Schonbrunn has been an investment professional with FSCM since September 1985 as a Managing Director and Portfolio Manager. He has over 35 years of investment experience. Ms. Cronk has been an investment professional with FSCM since February 1985 and is currently responsible for the day to day management of the trading room and implementing trading strategies. Mr. Capone joined FSCM in March 2002 as a Managing Director and Portfolio Manager. Prior to joining FSCM, Mr. Capone was Treasurer of CH Energy group from March 2000 to March 2002. From August 1987 to February 2000, he worked with Bank of New York, gaining 12 years of experience with investment grade and municipal bonds. Mr. Capone's last position with Bank of New York was as head of the Personal Fixed Income Department, which he began in April 1999.

ING is responsible for monitoring the investment program and performance of FSCM. Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING or the Board of trustees of the Fund. In the event that the sub-advisory agreement is terminated, FSCM may be replaced subject to any regulatory requirements or ING may assume day-to-day investment management of the Fund.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                   Management of the Funds    16

DIVIDENDS, DISTRIBUTIONS AND TAXES                               Dividends/Taxes
--------------------------------------------------------------------------------

Dividends


The Fund generally distribute most or all of its net earnings in the form of dividends. The Fund pays dividends, if any, monthly. Dividends are expected normally to consist of ordinary income. The Fund distributes capital gains, if any, annually.


Dividend Reinvestment


Unless you instruct the Fund to pay you dividends in cash, dividends and distributions paid by the Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class A, B, or C shares of the Fund invested in another ING Fund which offers Class A, B, or C shares. If you are a shareholder of Prime Rate Trust whose shares are not held in a broker or nominee account, you may, upon written request, elect to have all dividends invested into a pre-existing Class A account of any open-end ING Fund.


Taxes


The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

The Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although the Fund will not be taxed on amounts its distributes, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains, although the Fund does not expect to distribute any long-term gain. To the extent that the Fund's distributions are derived from interest income on qualifying municipal securities, they will generally be excludable from a shareholder's gross income for Federal income tax purposes. Such distributions will generally be subject to state and local taxation. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares.

Dividends declared by the Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.


You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.




As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

The Fund anticipates that substantially all of its income dividends will be "exempt interest dividends", which are exempt from federal income taxes. However, some dividends may be taxable, such as dividends from occasional taxable investments. You should also note that dividend distributions may be subject to state and local income taxes.


17    Dividends, Distributions and Taxes

                                                                            MORE
                                                                     INFORMATION
                                                                     ABOUT RISKS
--------------------------------------------------------------------------------


All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. The Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Fund may invest and certain of the investment practices that the Fund may use. For more information about these and other types of securities and investment techniques that may be used by the Fund, see the SAI.

Many of the investment techniques and strategies discussed in this prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Fund invests in these securities or uses these techniques as part of the Fund's principal investment strategy. However, the Adviser or Sub-Adviser may also use these investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.


PRINCIPAL RISKS


Investments in Municipal Obligations. There could be economic, business or political developments which might affect all municipal obligations of a similar type. To the extent that a significant portion of the Fund's assets are invested in municipal obligations payable from revenue or similar projects, the Fund will be subject to peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested.



Inability to Sell Securities. Some securities usually trade in lower volume and may be less liquid than securities of large, established companies. These less liquid securities could include securities of small and mid-size U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Management Risk. Each Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, each Sub-Adviser, and each portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.



                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             More Information About Risks     18

MORE
INFORMATION
ABOUT RISKS
--------------------------------------------------------------------------------

OTHER RISKS


Other Investment Companies. The Fund may invest up to 10% of its assets in other unaffiliated investment companies. There is no limit with regard to investments in affiliated investment companies. When the Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Restricted and Illiquid Securities. The Fund may invest up to 15% of its assets in restricted and illiquid securities. If a security is illiquid, the Fund might be unable to sell the security at a time when the adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Repurchase Agreements. The Fund may enter into repurchase agreements, which involve the purchase by the Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

Lending Portfolio Securities. In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

Temporary Defensive Strategies. When the Adviser or Sub-Adviser to a Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Fund invests defensively, it may not achieve capital appreciation.


19    More Information About Risks

                                                                            MORE
                                                                     INFORMATION
                                                                     ABOUT RISKS
--------------------------------------------------------------------------------


Borrowing. The Fund may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Fundamental and Non-fundamental Policies. Unless otherwise stated, all investment objectives and policies are non-fundamental and may be amended without shareholder approval.

Percentage Investment Limitations. Unless otherwise stated, percentage limitations in this prospectus apply at the time of investment.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             More Information About Risks     20

WHERE TO GO FOR MORE INFORMATION

You'll find more information about the Fund in the:

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed information about the Fund. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange Commission (SEC).


Please write or call for a free copy of the current SAI or other Fund information, or to make shareholder inquiries:


The ING Funds
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034


1-800-992-0180


Or visit our website at www.ingfunds.com


This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, NW
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the Fund's SEC file number. The file numbers are as follows:


ING Funds Trust                               811-8895
  National Tax-Exempt Money Market Fund


[LOGO] ING                                                 INTLPROS100101-100101

PROSPECTUS

                                   Class Q


November 1, 2002

                                       INCOME FUND
                                       ING National Tax-Exempt Money Market Fund


This prospectus contains important information about investing in the Class Q shares of the ING National Tax-Exempt Money Market Fund (Fund). You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency and is affected by market fluctuations. There is no guarantee that the Fund will achieve its objective. As with all mutual funds, the U.S. Securities and Exchange Commission
(SEC) has not approved or disapproved these securities nor has the SEC judged whether the information in this prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[GRAPHIC] OBJECTIVE


These pages contain a description of the Fund including its objective, investment strategy and risks.


[GRAPHIC] INVESTMENT STRATEGY

You'll also find:

[GRAPHIC] RISKS


[GRAPHIC]

HOW THE FUND HAS PERFORMED


What you pay to invest. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in the Fund.

An Introduction to the
Fund                                                                           1
Fund at a Glance                                                               2

INCOME FUND
ING National Tax-Exempt Money Market Fund                                      4


What You Pay to Invest                                                         6
Shareholder Guide                                                              8
Management of the Fund                                                        12
Dividends, Distributions and Taxes                                            14
More Information About Risks                                                  15
Where To Go For More Information                                      Back cover

                                                                    INTRODUCTION
                                                                    TO THE FUND
--------------------------------------------------------------------------------


Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities they invest in. Please read this prospectus carefully to be sure you understand the principal risks and strategies associated with the Fund. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.


[GRAPHIC]


If you have any questions about the Fund, please call your financial consultant or us at 1-800-992-0180.


This prospectus is designed to help you make informed decisions about your investments.




The Fund may suit you if you:


*    want a regular stream of income.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

------
Funds
At A
Glance
------


This table is a summary of the objectives, main investments and risks of the Fund. It is designed to help you understand the main risks associated with the Fund, and how risk and investment objectives relate. This table is only a summary. You should read the complete description of the Fund's investment objectives, strategies and risks, which begins on page 4.


                    FUND                                                   INVESTMENT OBJECTIVE
----------------------------------------------------------------------------------------------------------------------
Income Fund         National Tax-Exempt Money Market Fund                  High current income that is exempt
                    Adviser: ING Investments, LLC                          from federal income tax, consistent
                    Sub-Adviser: Furman Selz Capital Management, LLC       with the preservation of capital,
                                                                           liquidity and maintenance of a stable
                                                                           $1.00 net asset value per share.

MAIN INVESTMENTS                            MAIN RISKS
--------------------------------------------------------------------------------


High quality, short term municipal          Credit, interest rate and other
debt securities determined to               risks that accompany an investment
present minimal credit risk.                in short-term obligations of
                                            municipal issuers.




                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

------
Income
Fund
------
                                             Adviser
                                             ING Investments, LLC
ING NATIONAL TAX-EXEMPT MONEY                Sub-Adviser
MARKET FUND                                  Furman Selz Capital Management, LLC
--------------------------------------------------------------------------------


OBJECTIVE [GRAPHIC]

The Fund seeks to provide investors with a high level of current income that is exempt from federal income tax as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share.

INVESTMENT STRATEGY [GRAPHIC]


The Fund normally invests at least 80% of its assets in which are determined by the Sub-Adviser to present minimal credit risks. Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is, in the opinion of bond counsel of the issuer, exempt from federal income tax. The Fund will not purchase private activity bonds, the interest from which would be a preference item subject to the federal alternative minimum tax. Although the Sub-Adviser has no intention of doing so, the Fund may temporarily invest from time to time up to 20% of its net assets in money market instruments that are subject to federal income tax. For temporary defensive purposes, the Fund may invest up to 100% of its net assets in money market instruments that are subject to federal income tax. If such a temporary defensive strategy is implemented, the Fund may not achieve its investment objective.


The Fund may purchase securities on a "when-issued" basis and purchase or sell them on a "forward commitment" basis. The Fund may also invest in obligations that have floating and variable rates of interest. The Fund may enter into repurchase agreements.

Portfolio investments of the Fund are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940. Obligations in which the Fund invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Fund may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

In selecting debt securities for the Fund, the Sub-Adviser seeks to select those instruments that appear to have the potential to achieve the Fund's investment objective within the credit and risk tolerances established for the Fund. In accordance with those policies, the Fund will invest only in instruments that at the time of investment are rated "first tier" (that is, they are given the highest short-term rating by at least two nationally recognized statistical rating organizations, or by a single rating organization if a security is rated only by that organization, or are determined to be of comparable quality by the Sub-Adviser pursuant to guidelines approved by the Fund's Board of Trustees). The Sub-Adviser continually monitors diversification of the Fund's assets to ensure that regulatory limits are not exceeded.

In managing the Fund, the Sub-Adviser employs a number of professional money management techniques, including varying the composition of investments and the average maturity of the portfolio based upon the Sub-Adviser's assessment of the relative values of the various money market securities and future interest rate patterns. These assessments will change in response to changing economic and money market conditions and to shifts in fiscal and monetary policy. The Sub-Adviser also seeks to improve yield by taking advantage of yield disparities that regularly occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. Also, there are frequently differences in the yield between the various types of money market securities. The Fund seeks to enhance yield by purchasing and selling securities based upon these yield disparities.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will vary and the Fund may not achieve as high a level of current income as other funds that do not limit their investments to the high-quality securities in which the Fund invests. The Fund may be affected by the following risks, among others:

Changes in Interest Rates -- money market funds, like the Fund, are subject to less interest rate risk than other income funds because they invest in debt securities with a remaining maturity not greater than 397 days. Still, the value of the Fund's investments may fall when interest rates rise.

Credit Risk -- money market funds, like the Fund, are subject to less credit risk than other income funds because they invest in short-term debt securities of the highest quality. Still, the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.

Risk of Municipal Obligations -- there could be economic, business or political developments which might affect all municipal obligations of a similar type. To the extent that a significant portion of the Fund's assets are invested in municipal obligations payable from revenue or similar projects, the Fund will be subject to peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested.

4    ING National Tax-Exempt Money Market Fund

                                   ING NATIONAL TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------


HOW THE FUND HAS PERFORMED [GRAPHIC]


Because the Fund has not had a full year of operations, there is no performance information included in this prospectus.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                  ING National Tax-Exempt Money Market Fund    5

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund. The table below shows the fees and expenses for Class Q shares of the Fund.

Fees You Pay Directly
                                                                        Class Q
                                                                        -------
Maximum sales charge on your investment
(as a % of offering price)
Maximum deferred sales charge
National Tax-Exempt Money Market                                         none
(as a % of purchase or sales price,
whichever is less)

Operating Expenses Paid Each Year by the Funds(1)
National Tax-Exempt Money Market                                         none
(as a % of average net assets)


                                                                                  Total
                                                                                   Fund
                                            Management   Service     Other       Operating    Net
Fund                                           Fee        Fees    Expenses(2)    Expenses   Expenses
----                                           ---        ----    -----------    --------   --------
National Tax-Exempt Money Market Fund   %       .40       0.50        0.75        1.65       1.65

----------
(1) This table shows the estimated operating expenses for Class Q shares of the Fund as a ratio of expenses to average daily net assets. Because the Fund is new, Other Expenses, shown above, are estimated.

(2) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets.


6    What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

Examples


The examples that follow are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.


Class Q


Fund                                     1 year   3 years
----                                     ------   -------
National Tax-Exempt Money Market   $      168       520


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                     What You Pay to Invest    7

SHAREHOLDER GUIDE                                         How to Purchase Shares
--------------------------------------------------------------------------------

Purchase of Shares


Class Q Shares are offered at net asset value without a sales charge to qualified retirement plans, financial and other institutions and "wrap accounts." The minimum initial investment is $250,000, and the minimum subsequent investment is $10,000. The Distributor may waive these minimums from time to time. The Fund also offer Class A, B, and C shares, which have different sales charges and other expenses that may affect their performance. You can obtain more information about these other share classes by calling (800) 992-0180.

The Fund and the Distributor reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-US banks (even if payment may be effected through a US bank) will not be accepted. ING reserves the right to waive minimum investment amounts. The Fund reserves the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $250,000.


If you are a participant in a qualified retirement plan, you should make purchases through your plan administrator or sponsor, who is responsible for transmitting orders.

All other purchasers may purchase shares by the methods outlined in the table on the right.

Distribution and Shareholder Service Fees


To pay for the cost of servicing your shareholder account, the Fund has adopted a Rule 12b-1 plan for Class Q shares which requires fees to be paid out of the assets of the class. The Fund pays a service fee at an annual rate of 0.25% of the average daily net assets of the Class Q shares of the Fund.


Retirement Plans


You may invest in the Fund through various retirement plans, including IRAs, Simplified Employee Plan (SEP) IRAs, Roth IRAs, 403(b) plans, 457 plans, and all qualified retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact the Distributor, your financial consultant or plan sponsor. To determine which retirement plan is appropriate for you, consult your tax adviser. For further information, contact the Shareholder Servicing Agent at (800) 992-0180.

Market Timers

A Fund may restrict or refuse purchase orders whether directly or by exchange by market timers. "Market timing" is defined as effecting frequent trades into or out of a Fund in an effort to anticipate or time market movements. Due to the frequent and disruptive nature of this activity, it can adversely impact the ability of ING Investments, LLC to invest assets in an orderly, long-term manner, which in turn, may adversely impact the performance of a Fund.


                           Initial                   Additional
   Method                 Investment                 Investment
   ------                 ----------                 ----------
By Contacting       A financial consultant       Visit or consult a
Your Financial      with an authorized           financial consultant.
Consultant          firm can help you
                    establish and maintain
                    your account.


By Mail             Visit or speak with a        Fill out the Account
                    financial consultant.        Additions form
                    Make your check              included on the
                    payable to the               bottom of your
                    ING Funds and                account statement
                    mail it, along with a        along with your
                    completed                    check payable to the
                    Application. Please          Fund and mail them
                    indicate your                to the address on the
                    investment                   account statement.
                    professional on the          Remember to write
                    New Account                  your account number
                    Application                  on the check.

By Wire             Call the ING                 Wire the funds in the
                    Operations                   same manner
                    Department at (800)          described under
                    336-3436 to obtain           "Initial Investment."
                    an account number
                    and indicate your
                    investment
                    professional on the
                    account.
                    Instruct your bank
                    to wire funds to the
                    Fund in the care of:
                    State Street Bank
                    and Trust Kansas
                    City ABA #101003621
                    Kansas City, MO
                    credit to: (the
                    Fund) A/C #751-8315;
                    for further credit
                    to:
                    -----------------
                    Shareholder A/C
                    #----------------
                    (A/C # you received
                    over the telephone)
                    Shareholder Name:
                    ---------------------
                    (Your Name Here)
                    After wiring funds
                    you must complete
                    the Account
                    Application and send
                    it to: ING Funds
                    P.O. Box 219368
                    Kansas City, MO
                    64121-6368


8    Shareholder Guide

How to Redeem Shares                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

If you are a participant in a qualified retirement plan, you should make redemptions through your plan administrator or sponsor, who is responsible for transmitting orders.

All other shareholders may redeem shares by the methods outlined in the table on the right.


Under unusual circumstances, the Fund may suspend the right of redemption as allowed by federal securities laws.


Systematic Withdrawal Plan

You may elect to make periodic withdrawals from your account on a regular basis.

*    Your account must have a current value of at least $250,000.

*    Minimum withdrawal amount is $1,000.

*    You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact a Shareholder Servicing Representative, see the Account Application or the SAI.

Payments

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the U.S. Securities and Exchange Commission. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.


The Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, the Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, the Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.


         Method                            Procedures
         ------                            ----------
By Contacting Your       You may redeem by contacting your financial consultant
Financial Consultant     who may charge for their services in connection with
                         your redemption request, but neither the Fund nor the Distributor imposes any such charge.


By Mail Send a written request specifying the Fund name and share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to redeem to:
                         ING Funds
                         P.O. Box 219368
                         Kansas City, MO 64121-6368
                         If certificated shares have been issued, the certificate must accompany the written request. Corporate investors and other associations must have an appropriate certification on file authorizing redemptions. A suggested form of such certification is provided on the Account Application. A signature guarantee may be required.

By Telephone --          You may redeem shares by telephone on all accounts
Expedited Redemption     other than retirement accounts, unless you check the
                         box on the Account Application which signifies that you do not wish to use telephone redemptions. To redeem by telephone, call a Shareholder Servicing Representative at (800) 992-0180. Receiving Proceeds By Check: You may have redemption proceeds (up to a maximum of $100,000) mailed to an address which has been on record with ING Funds for at least 30 days. Receiving Proceeds
                         By Wire: You may have redemption proceeds (subject to a minimum of $5,000) wired to your pre-designated bank account. You will not be able to receive redemption proceeds by wire unless you check the box on the Account Application which signifies that you wish to receive redemption proceeds by wire and attach a voided check. Under normal circumstances, proceeds will be transmitted to your bank on the business day following receipt of your instructions, provided redemptions may be made. In the event that share certificates have been issued, you may not request a wire redemption by telephone.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                          Shareholder Guide    9

SHAREHOLDER GUIDE                                           Transaction Policies
--------------------------------------------------------------------------------

Net Asset Value


The net asset value ("NAV") per share for Class Q shares of the Fund is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share of Class Q shares of the Fund is calculated by taking the value of the Fund's assets attributable to Class Q shares, subtracting the Fund's liabilities attributable to Class Q shares, and dividing by the number of Class Q shares that are outstanding.

The Fund uses the amortized cost method to value its portfolio securities and seeks to maintain a stable NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Fund, there can be no assurance that the Fund's NAV can be maintained at $1.00 per share.


Price of Shares

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV. Exchange orders are effected at NAV.

Execution of Requests

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day.


You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Fund will not be issued unless you request them in writing.


Telephone Orders


The ING Fund and their transfer agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Fund and its transfer agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Fund and its transfer agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.


Exchanges


You may exchange Class Q shares for Class Q shares of any other ING Fund that offers Class Q shares. The total value of shares being exchanged must at least equal the minimum investment requirement for Class Q shares of the ING Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Fund is intended for long-term investment and not as a trading vehicle. The Adviser may prohibit excessive exchanges (more than four per year). The Adviser also may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges. You should review the prospectus of the ING Fund you intend to exchange into before exchanging your shares.

If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for the fund's share will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, the fund will normally make monthly repurchase offers for 5% of its outstanding common shares. If more than 5% of the fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege with ING Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the


10    Shareholder Guide

Transaction Policies                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------


ING Senior Income Fund prospectus or any other ING Fund prospectus by calling
(800) 992-0180.

You will automatically have the ability to request an exchange by calling a Shareholder Service Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. An ING Fund may change or cancel its exchange policies at any time, upon 60 days' written notice to shareholders.


Systematic Exchange Privilege


You may elect to have a specified dollar amount of Class Q shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in Class Q shares of any other open-end ING Fund. This exchange privilege may be modified at any time or terminated upon 60 days' written notice to shareholders.


Small Accounts (Non-Retirement Only)

If you draw down a non-retirement account so that its total value is less than the Fund minimum, you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Your account will not be closed if its drop in value is due to Fund performance.

Account Access


Unless your ING shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.ingfunds.com, or via a touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Service Representative, you may call the toll-free number listed above and select Option 2.


Privacy Policy


The Funds have adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180 and select Option 1, obtain a policy over the internet at www.ingfunds.com or see the privacy policy that accompanies this Prospectus.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                         Shareholder Guide    11

MANAGEMENT OF THE FUND                                                   Adviser
--------------------------------------------------------------------------------

ING Investments, LLC (ING or ING Investments), an Arizona Limited Liability Company formerly ING Pilgrim Investments, LLC (ING Pilgrim), serves as the investment adviser to the Fund. ING has overall responsibility for the management of the Funds. ING provides or oversees all investment advisory and portfolio management services for the Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ING is registered as an investment adviser with the SEC. ING is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) ("ING Group"). ING Group is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with almost 100,000 employees.

As of September 30, 2002, ING managed over $31.9 billion in assets.

ING's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

For its services, ING receives a monthly fee of 0.40% of the Fund's average daily net assets.


12   Management of the Fund

Sub-Adviser                                              MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

SUB-ADVISERS


For the ING National Tax-Exempt Money Market Fund, ING has engaged Furman Selz Capital Management, LLC (FSCM), as Sub-Adviser to provide the day-to-day management of the Fund's portfolio. FSCM is located at 230 Park Avenue, New York, NY 10169. FSCM is engaged in the business of providing investment advice to institutional and individual client accounts which, as of September 30, 2002, were valued at approximately $7.1 billion.

FSCM serves as Sub-Adviser to the National Tax-Exempt Bond Fund. FSCM is located at 230 Park Avenue, New York, NY 10169. FSCM is engaged in the business of providing investment advice to institutional and individual client accounts which, as of August 31, 2002, were valued at approximately $7.3 billion.

Robert Schonbrunn has primary responsibility for managing the National Tax-Exempt Bond Fund with assistance from Karen Cronk and Chris Capone. Mr. Schonbrunn has been an investment professional with FSCM since September 1985 as a Managing Director and Portfolio Manager. He has over 35 years of investment experience. Ms. Cronk has been an investment professional with FSCM since February 1985 and is currently responsible for the day to day management of the trading room and implementing trading strategies. Mr. Capone joined FSCM in March 2002 as a Managing Director and Portfolio Manager. Prior to joining FSCM, Mr. Capone was treasurer of CH Energy group from March 2000 to March 2002. From August 1987 to February 2000, he worked with Bank of New York, gaining 12 years of experience with investment grade and municipal bonds. Mr. Capone's last position with Bank of New York was as head of the Personal Fixed Income Department, which he began in April 1999.

ING is responsible for monitoring the investment program and performance of FSCM. Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING or the Board of trustees of the Fund. In the event that the sub-advisory agreement is terminated, FSCM may be replaced subject to any regulatory requirements or ING may assume day-to-day investment management of the Fund.



                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                   Management of the Funds    13

DIVIDENDS, DISTRIBUTIONS AND TAXES                               Dividends/Taxes
--------------------------------------------------------------------------------

Dividends


The Fund generally distributes most or all of its net earnings in the form of dividends. Each Fund pays dividends, if any, monthly. Dividends are expected normally to consist of ordinary income. The Fund distributes capital gains, if any, annually.


Dividend Reinvestment


Unless you instruct the Fund to pay you dividends in cash, dividends and distributions paid by the Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class Q shares of the Fund invested in another ING Fund which offers Class Q shares.


Taxes


The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

The Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although the Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains, although the Fund does not expect to distribut any long-term gain. To the extent that the Fund's distributions are derived from interest income on qualifying municipal securities, they will generally be excludable from a shareholder's gross income for Federal income tax purposes. Such distributions will generally be subject to state and local taxation. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares.

Dividends declared by the Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.


You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.




As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

The Fund anticipates that substantially all of its income dividends will be "exempt interest dividends", which are exempt from federal income tax. However, some dividends may be taxable, such as dividends from occasional taxable investments. You should also note that dividend distributions may be subject to state and local income taxes.


14    Dividends, Distributions and Taxes

                                                                            MORE
                                                                     INFORMATION
                                                                     ABOUT RISKS
--------------------------------------------------------------------------------


All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Fund may invest and certain of the investment practices that the Fund may use. For more information about these and other types of securities and investment techniques that may be used by the Fund, see the SAI.

Many of the investment techniques and strategies discussed in this prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Fund invests in these securities or uses these techniques as part of the Fund's principal investment strategy. However, Adviser or Sub-Adviser may also use these investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.


PRINCIPAL RISKS




Investments in Municipal Obligations. There could be economic, business or political developments which might affect all municipal obligations of a similar type. To the extent that a significant portion of the Fund's assets are invested in municipal obligations payable from revenue or similar projects, the Fund will be subject to peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested.


Inability to Sell Securities. Some securities usually trade in lower volume and may be less liquid than securities of large, established companies. These less liquid securities could include securities of small and mid-size U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. A Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.


Management Risk. Each Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, each Sub-Adviser, and each portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.




OTHER RISKS




Other Investment Companies. The Fund may invest up to 10% of its assets in other unaffiliated investment companies. There is no limit with regard to investments in affiliated investment companies. When the Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.




                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             More Information About Risks     15

MORE
INFORMATION
ABOUT RISKS
--------------------------------------------------------------------------------




Restricted and Illiquid Securities. The Fund may invest in restricted and illiquid securities. If a security is illiquid, the Fund might be unable to sell the security at a time when the adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.





Repurchase Agreements. The Fund may enter into repurchase agreements, which involve the purchase by the Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

Lending Portfolio Securities. In order to generate additional income, certain Funds may lend portfolio securities in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

Temporary Defensive Strategies. When the Adviser or Sub-Adviser to a Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Fund invests defensively, it may not achieve capital appreciation.

Borrowing. Certain Funds may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of the Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.




16    More Information About Risks

                                                                            MORE
                                                                     INFORMATION
                                                                     ABOUT RISKS
--------------------------------------------------------------------------------


Percentage Investment Limitations. Unless otherwise stated, percentage limitations in this prospectus apply at the time of investment.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             More Information About Risks     17

WHERE TO GO FOR MORE INFORMATION


You'll find more information about the ING Funds in our:


ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the auditors' reports (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed information about the ING Funds. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange Commission (SEC).


Please write or call for a free copy of the current Annual/Semi-Annual reports, the SAI or other Fund information, or to make shareholder inquiries:


The ING Funds
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034


1-800-992-0180


Or visit our website at www.ingfunds.com


This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the Fund's SEC file number. The file numbers are as follows:


ING Funds Trust                                   811-8895
  National Tax-Exempt Money Market Fund


[LOGO] ING                                                QINTLPROS100101-100101

                       STATEMENT OF ADDITIONAL INFORMATION


                                 ING Funds Trust

                         7337 East Doubletree Ranch Road
                              Scottsdale, AZ 85258
                 General and Account Information: 1-800-992-0180


                                November 1, 2002


--------------------------------------------------------------------------------


                    ING INVESTMENTS, LLC, Investment Adviser

        ING Funds Distributor, LLC, Distributor and Principal Underwriter

     This Statement of Additional Information ("SAI") describes the shares of the National Tax-Exempt Money Market Fund ("Fund") managed by ING Investments, LLC. The Fund is a portfolio of ING Funds Trust (the "Trust"). This SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by a current Prospectus for the Fund, dated November 1, 2002, as amended or supplemented from time to time. This SAI contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Prospectus may be obtained without charge by writing or calling the Fund at the address and telephone number printed above.

                                TABLE OF CONTENTS


                                                                            Page
                                                                            ----

HISTORY OF THE FUND............................................................1
MANAGEMENT OF THE FUND.........................................................2
INVESTMENT ADVISER FEES.......................................................17
RULE 12B-1 DISTRIBUTION PLAN..................................................20
INVESTMENT POLICIES AND RISKS.................................................22
INVESTMENT RESTRICTIONS.......................................................31
PORTFOLIO TRANSACTIONS........................................................33
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................34
DETERMINATION OF SHARE PRICE..................................................38
SHAREHOLDER SERVICES AND PRIVILEGES...........................................42
DISTRIBUTIONS.................................................................45
TAXATION......................................................................45
OTHER INFORMATION.............................................................48
APPENDIX......................................................................52

                              HISTORY OF THE FUNDS


     The Trust is a Delaware business trust established under a Trust Instrument dated July 30, 1998 and currently consists of eleven separately managed portfolios, one of which is discussed in this SAI. The portfolio is comprised of four different classes of shares -- Class A shares, Class B shares, Class C, and Class Q shares.

     On February 28, 2001, the name of the Trust was changed to ING Funds Trust. The name of the following Fund was changed as follows:

Old Name                                         New Name
--------                                         --------
ING National Tax-Exempt Money Market Fund        Pilgrim National Tax-Exempt Money Market Fund

     On March 1, 2002, the name of the Trust changed from "Pilgrim Funds Trust" to "ING Funds Trust," and the name of the following ING Fund changed as follows:

Old Name                                         New Name
--------                                         --------
Pilgrim National Tax-Exempt Money Market Fund    ING National Tax-Exempt Money Market Fund

                             MANAGEMENT OF THE FUND

MANAGEMENT OF THE FUND

     Set forth in the table below is information about each Trustee of the ING Funds.

                                                                                                 NUMBER OF
                                                                                                PORTFOLIOS
                                                                                                  IN FUND
                             POSITION(S)  TERM OF OFFICE                                          COMPLEX
                                HELD       AND LENGTH OF        PRINCIPAL OCCUPATION(S) -         OVERSEEN      OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE         WITH FUND    TIME SERVED(1)        DURING THE PAST 5 YEARS         BY TRUSTEE     HELD BY TRUSTEE
---------------------         ---------    --------------        -----------------------         ----------     ---------------
INDEPENDENT TRUSTEES

PAUL S. DOHERTY               Trustee     October 1999 -     Mr. Doherty is President and           102         Trustee, GCG Trust
7337 E. Doubletree Ranch Rd.              Present            Partner, Doherty, Wallace,                         (February 2002 -
Scottsdale, Arizona 85258                                    Pillsbury and Murphy, P.C.,                        Present).
Age: 68                                                      Attorneys (1996 -Present);
                                                             Director, Tambrands, Inc. (1993 -
                                                             1998); and Trustee of each of the
                                                             funds managed by Northstar
                                                             Investment Management Corporation
                                                             (1993 - 1999).

J. MICHAEL EARLEY             Trustee     February 2002 -    President and Chief Executive          102         Trustee, GCG Trust
7337 E. Doubletree Ranch Rd.              Present            Officer, Bankers Trust Company,                    (1997 - Present).
Scottsdale, Arizona 85258                                    N.A. (1992 - Present).
Age: 57

R. BARBARA GITENSTEIN         Trustee     February 2002 -    President, College of New Jersey       102         Trustee, GCG Trust
7337 E. Doubletree Ranch Rd.              Present            (1999 - Present). Formerly,                        (1997 - Present).
Scottsdale, Arizona 85258                                    Executive Vice President and
Age: 54                                                      Provost, Drake University (1992 -
                                                             1998).

WALTER H. MAY                 Trustee     October 1999 -     Retired. Formerly, Managing            102         Trustee, GCG Trust
7337 E. Doubletree Ranch Rd.              Present            Director and Director of Marketing,                (February 2002 -
Scottsdale, Arizona 85258                                    Piper Jaffray, Inc.; Trustee of                    Present) and Best
Age: 65                                                      each of the funds managed by                       Prep Charity (1991 -
                                                             Northstar Investment Management                    Present).
                                                             Corporation (1996 - 1999).

                                                                                                 NUMBER OF
                                                                                                PORTFOLIOS
                                                                                                  IN FUND
                             POSITION(S)  TERM OF OFFICE                                          COMPLEX
                                HELD       AND LENGTH OF        PRINCIPAL OCCUPATION(S) -         OVERSEEN      OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE         WITH FUND    TIME SERVED(1)        DURING THE PAST 5 YEARS         BY TRUSTEE     HELD BY TRUSTEE
---------------------         ---------    --------------        -----------------------         ----------     ---------------
JOCK PATTON                   Trustee     August 1995 -      Private Investor (June 1997 -          102         Trustee, GCG Trust
7337 E. Doubletree Ranch Rd.              Present            Present). Formerly, Director and                   (February 2002 -
Scottsdale, Arizona 85258                                    Chief Executive Officer, Rainbow                   Present); Director,
Age: 56                                                      Multimedia Group, Inc. (January                    Hypercom, Inc.
                                                             1999 - December 2001); Director of                 (January 1999 -
                                                             Stuart Entertainment, Inc.;                        Present); JDA
                                                             Director of Artisoft, Inc. (1994 -                 Software Group, Inc.
                                                             1998); President and Co-Owner,                     (January 1999 -
                                                             StockVal, Inc. (November 1992 -                    Present); Buick of
                                                             June 1997) and Partner and                         Scottsdale, Inc.;
                                                             Director, Streich, Lang P.A. (1972                 National Airlines,
                                                             - 1993).                                           Inc.; BG Associates,
                                                                                                                Inc.; BK
                                                                                                                Entertainment, Inc.;
                                                                                                                and Arizona
                                                                                                                Rotorcraft, Inc.

DAVID W.C. PUTNAM             Trustee     October 1999 -     President and Director, F.L. Putnam    102         Trustee, GCG Trust
7337 E. Doubletree Ranch Rd.              Present            Securities Company, Inc. and its                   (February 2002 -
Scottsdale, Arizona 85258                                    affiliates; President, Secretary                   Present), Anchor
Age: 62                                                      and Trustee, The Principled Equity                 International Bond
                                                             Market Fund. Formerly,                             Trust (December 2000
                                                             Director/Trustee, Trust Realty                     - Present); F.L.
                                                             Corp.; Anchor Investment Trust; Bow                Putnam Foundation
                                                             Ridge Mining Company and each of                   (December 2000 -
                                                             the funds managed by Northstar                     Present);
                                                             Investment Management Corporation                  Progressive Capital
                                                             (1994 - 1999).                                     Accumulation Trust
                                                                                                                (August 1998 -
                                                                                                                Present); Principled
                                                                                                                Equity Market Fund
                                                                                                                (November 1996 -
                                                                                                                Present), Mercy
                                                                                                                Endowment Foundation
                                                                                                                (1995 - Present);
                                                                                                                Director, F.L.
                                                                                                                Putnam Investment
                                                                                                                Management Company
                                                                                                                (December 2001 -
                                                                                                                Present); Asian
                                                                                                                American Bank and
                                                                                                                Trust Company (June
                                                                                                                1992 - Present); and
                                                                                                                Notre Dame Health
                                                                                                                Care Center (1991 -
                                                                                                                Present) F.L. Putnam
                                                                                                                Securities Company,
                                                                                                                Inc. (June 1978 -
                                                                                                                Present); and an
                                                                                                                Honorary Trustee,
                                                                                                                Mercy Hospital (1973
                                                                                                                - Present).

BLAINE E. RIEKE               Trustee     February 2001 -    General Partner, Huntington            102         Director/Trustee,
7337 E. Doubletree Ranch Rd.              Present            Partners (January 1997 - Present).                 GCG Trust
Scottsdale, Arizona 85258                                    Formerly, Chairman and Chief                       (February 2002
Age: 69                                                      Executive Officer, Firstar Trust                   - Present) and
                                                             Company (July 1973 - May 1996);                    Morgan Chase
                                                             Chairman of the Board and Trustee                  Trust Co.
                                                             of each of the funds managed by ING                (January 1998 -
                                                             Investment Management Co. LLC                      Present).
                                                             (November 1998 - February 2001).

ROGER B. VINCENT              Trustee     February 2002 -    President, Springwell Corporation      102         Trustee, GCG Trust
7337 E. Doubletree Ranch Rd.              Present            (1989 - Present). Formerly,                        (1994 - Present);
Scottsdale, Arizona 85258                                    Director, Tatham Offshore, Inc.                    and Director,
Age: 57                                                      (1996 - 2000) and Petrolane, Inc.                  AmeriGas Propane,
                                                             (1993 - 1995).                                     Inc. (1998 -
                                                                                                                Present).

                                                                                                 NUMBER OF
                                                                                                PORTFOLIOS
                                                                                                  IN FUND
                             POSITION(S)  TERM OF OFFICE                                          COMPLEX
                                HELD       AND LENGTH OF        PRINCIPAL OCCUPATION(S) -         OVERSEEN      OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE         WITH FUND    TIME SERVED(1)        DURING THE PAST 5 YEARS         BY TRUSTEE     HELD BY TRUSTEE
---------------------         ---------    --------------        -----------------------         ----------     ---------------
RICHARD A. WEDEMEYER          Trustee     February 2001 -    Vice President - Finance and           102         Trustee, GCG Trust
7337 E. Doubletree Ranch Rd.              Present            Administration, Channel Corporation                (February 2002 -
Scottsdale, Arizona 85258                                    (1996 - Present). Formerly, Vice                   Present) and
Age: 66                                                      President - Finance and                            Touchstone
                                                             Administration, Performance                        Consulting Group
                                                             Advantage, Inc., services (1992 -                  (1997 - Present).
                                                             1996), Vice President, Operations
                                                             and Administration, Jim Henson
                                                             Productions (1979 - 1997); Trustee,
                                                             First Choice Funds (1997 - 2001);
                                                             and of each of the funds managed by
                                                             ING Investment Management Co. LLC
                                                             (1998 - 2001).

TRUSTEES WHO ARE "INTERESTED PERSONS"

R. GLENN HILLIARD(2)          Trustee     February 2002 -    Chairman and CEO, ING Americas and     102         Trustee, GCG Trust
ING Americas                              Present            Member, Americas Executive                         (February 2002 -
5780 Powers Ferry Road, NW                                   Committee (1999 - Present).                        Present) and
Atlanta, GA 30327                                            Formerly, Chairman and CEO, ING                    Woodruff Arts
Age: 60                                                      North America (1994 - 1999).                       Center; Member of
                                                                                                                the Board of
                                                                                                                Directors, Clemson
                                                                                                                University
                                                                                                                Foundation, the
                                                                                                                Board of Councilors,
                                                                                                                Carter Center, and
                                                                                                                the High Museum of
                                                                                                                Art.

THOMAS J. MCINERNEY(3)        Trustee     April 2002 -       Chief Executive Officer, ING U.S.      154         Trustee, GCG Trust
7337 E. Doubletree Ranch Rd.              Present            Financial Services (October 2001 -                 (February 2002 -
Scottsdale, Arizona 85258                                    Present); General Manager and Chief                Present); Director,
Age: 46                                                      Executive Officer, ING U.S.                        Ameribest Life
                                                             Worksite Financial Services                        Insurance Co.,
                                                             (December 2000 - Present); Member,                 Equitable Life
                                                             ING Americas Executive Committee                   Insurance Co., First
                                                             (2001 - Present); President, Chief                 Columbine Life
                                                             Executive Officer and Director of                  Insurance Co.,
                                                             Northern Life Insurance Company                    Golden American Life
                                                             (2001 - Present), ING Aeltus                       Insurance Co., Life
                                                             Holding Company, Inc. (2000 -                      Insurance Company of
                                                             Present), ING Retail Holding                       Georgia, Midwestern
                                                             Company (2000 - Present), ING Life                 United Life
                                                             Insurance and Annuity Company (1997                Insurance Co.,
                                                             - Present) and ING Retirement                      ReliaStar Life
                                                             Holdings, Inc. (1997 - Present).                   Insurance Co.,
                                                             Formerly, General Manager and Chief                Security Life of
                                                             Executive Officer, ING Worksite                    Denver, Security
                                                             Division (December 2000 - October                  Connecticut Life
                                                             2001), President, ING-SCI, Inc.                    Insurance Co.,
                                                             (August 1997 - December 2000);                     Southland Life
                                                             President, Aetna Financial Services                Insurance Co., USG
                                                             (August 1997 - December 2000); Head                Annuity and Life
                                                             of National Accounts, Core Sales                   Company, and United
                                                             and Marketing, Aetna U.S.                          Life and Annuity
                                                             Healthcare (April 1996 - March                     Insurance Co. Inc
                                                             1997); Head of Corporate                           (March 2001 -
                                                             Strategies, Aetna Inc. (July 1995 -                Present); Member of
                                                             April 1996) and has held a variety                 the Board, National
                                                             of line and corporate staff                        Commission on
                                                             positions since 1978.                              Retirement Policy,
                                                                                                                Governor's Council
                                                                                                                on Economic
                                                                                                                Competitiveness and
                                                                                                                Technology of
                                                                                                                Connecticut,
                                                                                                                Connecticut Business
                                                                                                                and Industry
                                                                                                                Association,
                                                                                                                Bushnell;
                                                                                                                Connecticut Forum;
                                                                                                                Metro Hartford
                                                                                                                Chamber of Commerce;
                                                                                                                and is Chairman,
                                                                                                                Concerned Citizens
                                                                                                                for Effective
                                                                                                                Government.

                                                                                                 NUMBER OF
                                                                                                PORTFOLIOS
                                                                                                  IN FUND
                             POSITION(S)  TERM OF OFFICE                                          COMPLEX
                                HELD       AND LENGTH OF        PRINCIPAL OCCUPATION(S) -         OVERSEEN      OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE         WITH FUND    TIME SERVED(1)        DURING THE PAST 5 YEARS         BY TRUSTEE     HELD BY TRUSTEE
---------------------         ---------    --------------        -----------------------         ----------     ---------------
JOHN G. TURNER(4)             Chairman    10-29-99 -         President, Turner Investment           102         Trustee, GCG;
7337 E. Doubletree Ranch Rd.  and         Present            Company (January 2002 - Present).                  Director, Hormel
Scottsdale, Arizona 85258     Trustee                        Mr. Turner was formerly Vice                       Foods Corporation
Age: 62                                                      Chairman of ING Americas (2000 -                   (March 2000 -
                                                             2001); Chairman and Chief Executive                Present); Shopko
                                                             Officer of ReliaStar Financial                     Stores, Inc. (August
                                                             Corp. and ReliaStar Life Insurance                 1999 - Present); and
                                                             Company (1993 - 2000); Chairman of                 M.A. Mortenson
                                                             ReliaStar United Services Life                     Company (March 2002
                                                             Insurance Company (1995 - 1998);                   - Present).
                                                             Chairman of ReliaStar Life
                                                             Insurance Company of New York (1995
                                                             - 2001); Chairman of Northern Life
                                                             Insurance Company (1992 - 2001);
                                                             Chairman and Director/Trustee of
                                                             the Northstar affiliated investment
                                                             companies (1993 - 2001) and
                                                             Director, Northstar Investment
                                                             Management Corporation and its
                                                             affiliates (1993 - 1999).

----------
(1)  Trustees serve until their successors are duly elected and qualified
(2) Mr. Hilliard is an "interested person," as defined by the Investment Company Act of 1940, as amended (the "1940 Act"), because of his relationship with ING Americas, an affiliate of ING Investments, LLC.
(3) Mr. McInerney is an "interested person," as defined by the 1940 Act, because of his affiliation with ING U.S. Worksite Financial Services, an affiliate of ING Investments, LLC
(4) Mr. Turner is an "interested person," as defined by the 1940 Act, because of his affiliation with ING Americas, an affiliate of ING Investments, LLC.

OFFICERS

     Information about the ING Funds' officers are set forth in the table below:

                              POSITIONS HELD                 TERM OF OFFICE AND LENGTH      PRINCIPAL OCCUPATION(S) -
NAME, ADDRESS AND AGE         WITH FUND                      OF TIME SERVED(1)(2)           DURING THE LAST FIVE YEARS(3)
---------------------         ---------                      --------------------           -----------------------------
JAMES M. HENNESSY             President, Chief Executive     March 2002 - Present           President and Chief Executive Officer,
7337 E. Doubletree Ranch Rd.  Officer and Chief Operating    (for the ING Funds)            ING Capital Corporation, LLC, ING Funds
Scottsdale, Arizona 85258     Officer                                                       Services, LLC, ING Advisors, Inc., ING
Age: 53                                                                                     Investments, LLC, Lexington Funds
                              President, Chief Executive     February 2001 - March 2002     Distributor, Inc., Express America TC,
                              Officer and Chief Operating    (for the Pilgrim Funds)        Inc. and EAMC Liquidation Corp.
                              Officer                                                       (December 2001 - Present); Executive
                                                                                            Vice President and Chief Operating
                              Chief Operating Officer        June 2000 - February 2001      Officer, ING Quantitative Management,
                                                             (for the Pilgrim Funds)        Inc. (October 2001 - Present) and ING
                                                                                            Funds Distributor, Inc. (June 2000 -
                                                                                            Present). Formerly, Senior Executive
                                                                                            Vice President (June 2000 - December
                                                                                            2000) and Secretary (April 1995 -
                                                                                            December 2000), ING Capital Corporation,
                                                                                            LLC, ING Funds Services, LLC, ING
                                                                                            Investments, LLC, ING Advisors, Inc.,
                                                                                            Express America TC, Inc. and EAMC
                                                                                            Liquidation Corp.; Executive Vice
                                                                                            President, ING Capital Corporation, LLC
                                                                                            and its affiliates (May 1998 - June
                                                                                            2000); and Senior Vice President, ING
                                                                                            Capital Corporation, LLC and its
                                                                                            affiliates (April 1995 - April 1998).

STANLEY D. VYNER              Executive Vice President       March 2002 - Present           Executive Vice President, ING Advisors,
7337 E. Doubletree Ranch Rd.                                 (for the ING Funds)            Inc. and ING Investments, LLC (July 2000
Scottsdale, Arizona 85258                                                                   - Present) and Chief Investment Officer
Age: 52                       Executive Vice President       July 1996 - March 2002         of the International Portfolios, ING
                                                             (for the international         Investments, LLC (July 1996 - Present).
                                                             portfolios of the              Formerly, President and Chief Executive
                                                             Pilgrim Funds)                 Officer, ING Investments, LLC (August
                                                                                            1996 - August 2000).

MARY LISANTI                  Executive Vice President       March 2002 - Present           Executive Vice President, ING
7337 E. Doubletree Ranch Rd.                                 (for the ING Funds)            Investments, LLC and ING Advisors, Inc.
Scottsdale, Arizona 85258                                                                   (November 1999 - Present) and ING
Age: 46                       Executive Vice President       May 1998 - March 2002          Quantitative Management, Inc. (July 2000
                                                             (for the domestic equity       - Present); Chief Investment Officer of
                                                             portfolios of the              the Domestic Equity Portfolios, ING
                                                             Pilgrim Funds)                 Investments, LLC (November 1999 -
                                                                                            Present). Formerly, Executive Vice
                                                                                            President and Chief Investment Officer
                                                                                            for the Domestic Equity Portfolios of
                                                                                            Northstar Investment Management
                                                                                            Corporation, whose name changed to
                                                                                            Pilgrim Advisors, Inc. and subsequently,
                                                                                            became part of ING Investments, LLC (May
                                                                                            1998 - October 1999); and Portfolio
                                                                                            Manager, Strong Capital Management (May
                                                                                            1996 - May 1998).

                              POSITIONS HELD                 TERM OF OFFICE AND LENGTH      PRINCIPAL OCCUPATION(S) -
NAME, ADDRESS AND AGE         WITH FUND                      OF TIME SERVED(1)(2)           DURING THE LAST FIVE YEARS(3)
---------------------         ---------                      --------------------           -----------------------------
MICHAEL J. ROLAND             Executive Vice President,      March 2002 - Present           Executive Vice President, Chief
7337 E. Doubletree Ranch Rd.  Assistant Secretary and        (for the ING Funds)            Financial Officer and Treasurer, ING
Scottsdale, Arizona 85258     Principal Financial Officer                                   Funds Services, LLC, ING Funds
Age: 44                                                                                     Distributor, Inc., ING Advisors, Inc.,
                              Senior Vice President and      June 1998 - February 2002      ING Investments, LLC, ING Quantitative
                              Chief Financial Officer        (for the Pilgrim Funds)        Management, Inc., Lexington Funds
                                                                                            Distributor, Inc., Express America TC,
                                                                                            Inc. and EAMC Liquidation Corp.
                                                                                            (December 2001 - Present). Formerly,
                                                                                            Senior Vice President, ING Funds
                                                                                            Services, LLC, ING Investments, LLC and
                                                                                            ING Funds Distributor, Inc. (June 1998 -
                                                                                            December 2001) and Chief Financial
                                                                                            Officer of Endeavor Group (April 1997 -
                                                                                            June 1998).

RALPH G. NORTON III           Senior Vice President          March 2002 - Present           Senior Vice President, ING Investment
7337 E. Doubletree Ranch Rd.                                 (for the ING Funds)            Advisors, Inc. and ING Investments, LLC
Scottsdale, Arizona 85258                                    August 2001 - March 2002       (October 2001 - Present) and Chief
Age: 43                       Senor Vice President           (for the fixed income          Investment Officer of the Fixed Income
                                                             portfolios of the              Portfolios, ING Investments, LLC
                                                             Pilgrim Funds)                 (October 2001 - Present). Formerly,
                                                                                            Senior Market Strategist, Aeltus
                                                                                            Investment Management, Inc. (January
                                                                                            2001 - August 2001) and Chief Investment
                                                                                            Officer, ING Investments, LLC (1990 -
                                                                                            January 2001).

ROBERT S. NAKA                Senior Vice President and      March 2002 - Present           Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.  Assistant Secretary            (for the ING Funds)            Secretary, ING Funds Services, LLC, ING
Scottsdale, Arizona 85258                                                                   Funds Distributor, Inc., ING Advisors,
Age: 39                       Senior Vice President and      November 1999 - March 2002     Inc., ING Capital Corporation, LLC, ING
                              Assistant Secretary            (for the Pilgrim Funds)        Investments, LLC, ING Quantitative
                                                                                            Management, Inc. (October 2001 -
                              Assistant Secretary            July 1996 - November 1999      Present) and Lexington Funds
                                                             (for the Pilgrim Funds)        Distributor, Inc. (December 2001 -
                                                                                            Present). Formerly, Vice President, ING
                                                                                            Investments, LLC (April 1997 - October
                                                                                            1999), ING Funds Services, LLC (February
                                                                                            1997 - August 1999) and Assistant Vice
                                                                                            President, ING Funds Services, LLC
                                                                                            (August 1995 - February 1997).

ROBYN L. ICHILOV              Vice President and             March 2002 - Present           Vice President, ING Funds Services, LLC
7337 E. Doubletree Ranch Rd.  Treasurer                      (for the ING Funds)            (October 2001 - Present) and ING
Scottsdale, Arizona 85258                                                                   Investments, LLC (August 1997 -
Age: 34                       Vice President and             May 1998 - March 2002          Present); Accounting Manager, ING
                              Treasurer                      (for the Pilgrim Funds)        Investments, LLC (November 1995 -
                                                                                            Present).
                              Vice President                 November 1997 - May 1998
                                                             (for the Pilgrim Funds)

                              POSITIONS HELD                 TERM OF OFFICE AND LENGTH      PRINCIPAL OCCUPATION(S) -
NAME, ADDRESS AND AGE         WITH FUND                      OF TIME SERVED(1)(2)           DURING THE LAST FIVE YEARS(3)
---------------------         ---------                      --------------------           -----------------------------
KIMBERLY A. ANDERSON          Vice President and             March 2002 - Present           Vice President, ING Quantitative
7337 E. Doubletree Ranch Rd.  Secretary                      (for the ING Funds)            Management, Inc. (October 2001 -
Scottsdale, Arizona 85258                                                                   Present); Vice President and Assistant
Age: 38                                                      February 2001 - March 2002     Secretary, ING Funds Services, LLC, ING
                                                             (for the Pilgrim Funds)        Funds Distributor, Inc., ING Advisors,
                                                                                            Inc., ING Investments, LLC (October 2001
                                                                                            - Present) and Lexington Funds
                                                                                            Distributor, Inc. (December 2001 -
                                                                                            Present). Formerly, Assistant Vice
                                                                                            President, ING Funds Services, LLC
                                                                                            (November 1999 - January 2001) and has
                                                                                            held various other positions with ING
                                                                                            Funds Services, LLC for more than the
                                                                                            last five years.

LOURDES R. BERNAL             Vice President                 April 2002 - Present           Vice President, ING Investments, LLC
7337 E. Doubletree Ranch Rd.                                 (for the ING Funds)            (January 2002 - Present). Formerly,
Scottsdale, Arizona 85258                                                                   Senior Manager - Investment Management
Age: 32                                                      March 2002 - April 2002        Practice, PricewaterhouseCoopers LLP
                                                             (for certain ING Funds)        (July 2000 - December 2001); Manager,
                                                                                            PricewaterhouseCoopers LLP (July 1998 -
                                                             February 2002 to present       July 2000); and Manager, Coopers &
                                                             (for the Pilgrim Funds)        Lybrand LLP (July 1996 - June 1998.

TODD MODIC                    Assistant Vice President       April 2002 - Present           Director of Financial Reporting, ING
7337 E. Doubletree Ranch Rd.                                 (for the ING Funds)            Investments, LLC (March 2001 - Present).
Scottsdale, Arizona 85258                                                                   Formerly, Director of Financial
Age: 34                                                      March 2002 - Present           Reporting, Axient Communications, Inc.
                                                             (for certain ING Funds)        (May 2000 - January 2001) and Director
                                                                                            of Finance, Rural/Metro Corporation
                                                             August 2001 - March 2002       (March 1995 - May 2000).
                                                             (for the Pilgrim Funds)

MARIA M. ANDERSON             Assistant Vice President       April 2002 - Present           Assistant Vice President, ING Funds
7337 E. Doubletree Ranch Rd.                                 (for the ING Funds)            Services, LLC (October 2001 - Present).
Scottsdale, Arizona 85258                                                                   Formerly, Manager of Fund Accounting and
Age: 44                                                      March 2002 - April 2002        Fund Compliance, ING Investments, LLC
                                                             (for certain ING Funds)        (September 1999 - November 2001);
                                                                                            Section Manager of Fund Accounting,
                                                             August 2001 - March 2002       Stein Roe Mutual Funds (July 1998 -
                                                             (for the Pilgrim Funds)        August 1999); and Financial Reporting
                                                                                            Analyst, Stein Roe Mutual Funds (August
                                                                                            1997 - July 1998).

DENIS P. JAMISON              Senior Vice President and      March 2002 - Present           Senior Vice President, ING Investments,
7337 E. Doubletree Ranch Rd.  Senior Portfolio Manager       (for certain ING Funds)        LLC (July 2000 - Present). Formerly,
Scottsdale, Arizona 85258     (GNMA Income Fund, Money                                      Senior Vice President, Lexington
Age: 55                       Market Fund and Lexington      February 2001 - March 2002     Management Corporation, which was
                              Money Market Trust)            (for certain Pilgrim Funds)    acquired by ING Investments, LLC's
                                                                                            parent company in July 2000 (July 1981 -
                                                                                            July 2000).

                              POSITIONS HELD                 TERM OF OFFICE AND LENGTH      PRINCIPAL OCCUPATION(S) -
NAME, ADDRESS AND AGE         WITH FUND                      OF TIME SERVED(1)(2)           DURING THE LAST FIVE YEARS(3)
---------------------         ---------                      --------------------           -----------------------------
ROBERT K. KINSEY              Vice President and Portfolio   March 2002 - Present           Vice President, ING Investments, LLC
7337 E. Doubletree Ranch Rd.  Manager                        (for certain ING Funds)        (March 1999 - Present). Formerly, Vice
Scottsdale, Arizona 85258     (Strategic Bond Fund)                                         President and the Fixed Income Portfolio
Age: 44                                                      May 1999 - March 2002          Manager, Federated Investors (January
                                                             (for certain Pilgrim Funds)    1995 - March 1999); and Principal and
                                                                                            Sub-Adviser, Harris Investment
                                                                                            Management (July 1992 - January 1995).

ANDY MITCHELL                 Vice President and             March 2002 - Present           Vice President, ING Investments, LLC
7337 E. Doubletree Ranch Rd.  Co-Portfolio Manager           (for certain ING Funds)        (July 2000 - Present). Formerly, Senior
Scottsdale, Arizona 85258     (High Yield Opportunity Fund)                                 Credit Analyst, Katonah Capital (March
Age: 39                                                                                     2000 - July 2000); Vice President and
                                                                                            Senior High Yield Analyst, Merrill Lynch
                                                                                            Asset Management (March 1998 - March
                                                                                            2000); and Assistant Vice President and
                                                                                            Senior High Yield Analyst, Schroder
                                                                                            Capital Management (March 1994 - March
                                                                                            1998).

ROSEANN G. MCCARTHY           Assistant Vice President and   March 2002 - Present           Assistant Vice President, ING
7337 E. Doubletree Ranch Rd.  Portfolio Manager              (for certain ING Funds)        Investments, LLC (July 2000 - Present).
Scottsdale, Arizona 85258     (GNMA Income Fund, Money                                      Formerly, Assistant Vice President,
Age: 34                       Market Fund and Lexington      July 2000 - March 2002         Lexington Management Corporation, which
                              Money Market Trust)            (for certain Pilgrim Funds)    was acquired by ING Investments, LLC's
                                                                                            parent company July 2000, (April 1990 -
                                                                                            July 2000).

EDWIN SCHRIVER                Senior Vice President and      March 2002 - Present           Senior Vice President (November 1999 -
7337 E. Doubletree Ranch Rd.  Senior Portfolio Manager       (for certain ING Funds)        Present) and Senior Portfolio Manager
Scottsdale, Arizona 85258     (Strategic Bond and High                                      (October 2001 - Present), ING
Age: 57                       Yield Opportunity Funds)       October 2000 - March 2002      Investments, LLC. Formerly, Senior High
                                                             (for certain Pilgrim Funds)    Yield Analyst, Dreyfus Corporation
                                                                                            (April 1998 - November 1999); and
                                                                                            President, Crescent City Research (July
                                                                                            1993 - April 1998).

RUSS STIVER                   Vice President and             March 2002 - Present           Vice President, ING Investments, LLC
7337 E. Doubletree Ranch Rd.  Co-Portfolio Manager           (for certain ING Funds)        (May 2000 - Present). Formerly, Acting
Scottsdale, Arizona 85258     (High Yield Opportunity                                       Vice President, ING Investments, LLC
Age: 39                       Funds)                         October 2000 - March 2002      (April 1999 - April 2000) and Portfolio
                                                             (for certain Pilgrim Funds)    Manager, Manulife Financial (November
                                                                                            1996 - April 2000).

----------
(1) The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.
(2) Prior to May 1999, the Pilgrim family of funds consisted of 5 registrants with 8 series. As of May 24, 1999, the former Nicholas-Applegate Capital Management funds (consisting of 1 registrant with 11 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On November 16, 1999, the former Northstar funds (consisting of 9 registrants with 22 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On July 26, 2000, the former Lexington funds (consisting of 14 registrants with 14 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On March 23, 2001, the original ING funds (consisting of 2 registrants with 18 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On March 1, 2002, the former Aetna funds (consisting of 8 registrants with 50 series) joined the fund complex and the name of the fund complex name changed to "ING Funds.
(3) The following documents the evolution of the name of each ING corporate entity referenced in the above biographies:

ING Investments, LLC (March 2002 - name changed from ING          ING Funds Services, LLC (March 2002 - name changed from
  Pilgrim Investments, LLC)                                         ING Pilgrim Group, LLC)
    ING Mutual Funds Management Co., LLC (April 2001 - merged         ING Pilgrim Group, Inc. (February 2001 - merged into
      into ING Pilgrim Investments, LLC)                                Pilgrim Group LLC)
    ING Pilgrim Investments, Inc. (February 2001 - merged into        ING Pilgrim Group, LLC (February 2001 - formed)
      ING Pilgrim Investments, LLC)                                   ING Pilgrim Group, Inc. (September 2000 - name changed
    ING Pilgrim Investments, LLC (February 2001 - formed)               from Pilgrim Group, Inc.)
    ING Pilgrim Investments, Inc. (September 2000 - name              Lexington Global Asset Managers, Inc. (July 2000 - merged
      changed from Pilgrim Investments, Inc.)                           into Pilgrim Group, Inc.)
    Pilgrim Advisors, Inc.** (April 2000 - merged into Pilgrim        Northstar Administrators, Inc. (November 1999 - merged
      Investments, Inc.)                                                into Pilgrim Group, Inc.)
    Pilgrim Investments, Inc. (October 1998 - name changed            Pilgrim Group, Inc. (October 1998 - name changed from
      from Pilgrim America Investments, Inc.)                           Pilgrim American Group, Inc.)
    Pilgrim America Investments, Inc. (April 1995 - name              Pilgrim America Group, Inc. (April 1995 - name changed
      changed from Newco Advisory Corporation)                          from Newco Holdings Management Corporation)
    Newco Advisory Corporation (December 1994 - incorporated)         Newco Holdings Management Corporation (December 1994 -
                                                                        incorporated)
    **Pilgrim Advisors, Inc. (November 1999 - name changed
    from Northstar Investment Management Corporation)

ING Funds Distributor, Inc.  (March 2002 - name changed from      ING Capital Corporation, LLC (March 2002 - name changed
  ING Pilgrim Securities, Inc.)                                     from ING Pilgrim Capital Corporation, LLC)
    ING Pilgrim Securities, Inc. (September 2000 - name               ING Pilgrim Capital Corporation (February 2001 - merged
      changed from Pilgrim Securities, Inc.)                            into ING Pilgrim Capital Corporation, LLC)
    Northstar Distributors Inc. (November 1999 - merged into          ING Pilgrim Capital Corporation, LLC (February 2001 - formed)
      Pilgrim Securities, Inc.)                                       ING Pilgrim Capital Corporation (September 2000 - name
    Pilgrim Securities, Inc. (October 1998 - name changed               changed from Pilgrim Capital Corporation)
      from Pilgrim America Securities, Inc.)                          Pilgrim Capital Corporation (February 2000 - name changed
    Pilgrim America Securities, Inc. (April 1995 - name                 from Pilgrim Holdings Corporation)
      changed from Newco Distributors Corporation)                    Pilgrim Holdings Corporation (October 1999 - name changed
    Newco Distributors Corporation (December 1994 -                     from Northstar Holdings, Inc.)
      incorporated)                                                   Northstar Holdings, Inc. (October 1999 - merged into
                                                                        Pilgrim Capital Corporation)
                                                                      Pilgrim Capital Corporation (June 1999 - name changed
                                                                        from Pilgrim America Capital Corporation)
                                                                      Pilgrim Capital Corporation (June 1999 - merged into
                                                                        Pilgrim America Capital Corporation)
                                                                      Pilgrim America Capital Corporation (April 1997 -
                                                                        incorporated)

ING Advisors, Inc. (March 2002 - name changed from ING            ING Quantitative Management, Inc. (March 2002 - name changed
  Pilgrim Advisors, Inc.)                                           from ING Pilgrim Quantitative Management, Inc.)
    ING Pilgrim Advisors, Inc. (March 2001 - name changed             ING Pilgrim Quantitative Management, Inc. (March 2001 - name
      from ING Lexington Management Corporation)                        changed from Market Systems Research Advisors)
    ING Lexington Management Corporation (October 2000                Market Systems Research Advisors, Inc. (November 1986 -
      name changed from Lexington Management Corporation)               incorporated)
    Lexington Management Corporation (December 1996 -
      incorporated

BOARD OF TRUSTEES

     The Board of Trustees governs the Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund's performance.

COMMITTEES

     An Executive Committee of the Board of Trustees was formed in order to act on behalf of the full Board of Trustees between meetings when necessary. The following Trustees serve as members of the Executive Committee: Messrs. Turner, McInerney, May and Patton. Mr. Turner serves as Chairman of the Committee. The Executive Committee held three (3) meetings during the fiscal year ended March 31, 2002.

     The Board of Trustees has an Audit Committee whose function is to meet with the independent accountants of the Trust to review the scope of the Trust's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists of Messrs. Doherty, Earley, Rieke, Vincent, and Wedemeyer. Mr. Rieke serves as Chairman of the Committee. The Audit Committee held five (5) meetings the fiscal year ended March 31, 2002.

     The Board of Trustees has formed a Valuation Committee whose function is to review the determination of the value of securities held by the ING Funds for which market quotations are not available. The Valuation Committee currently consists of Dr. Gitenstein and Messrs. May, Patton, and Putnam. Mr. Patton serves as Chairman of the Committee. The Valuation Committee held six (6) meetings during the fiscal year ended March 31, 2002.

     The Board of Trustees has established a Nominating Committee for the purpose of considering and presenting to the Board of Trustees candidates it proposes for nomination to fill Independent Trustee vacancies on the Board of Trustees. The Nominating Committee currently consists of Dr. Gitenstein and Messrs. Doherty, May, and Wedemeyer. Mr. May serves as Chairman of the Committee. The Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. The Nominating Committee held one (1) meeting during the fiscal year ended March 31, 2002.

     The Board of Trustees has established an Investment Review Committee whose function is to monitor the investment performance of the Fixed Income ING Funds and to make recommendations to the Board of Trustees with respect to the Fixed Income ING Funds. The Committee for the Fixed Income ING Funds currently consists of Messrs. Doherty, Earley, McInerney, and Putnam. Mr. Doherty serves as Chairman of the Committee. The Committee was established on February 26, 2002. The Investment Review Committee held one (1) meeting during the fiscal year ended March 31, 2002.

COMPENSATION OF DIRECTORS/TRUSTEES


TRUSTEE OWNERSHIP OF SECURITIES

     SHARE OWNERSHIP POLICY

     In order to further align the interests of the Independent Trustees with shareholders, it is the policy to own beneficially shares of one or more ING Funds at all times. For this purpose, beneficial ownership of Fund shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a Fund.

     Under this Policy, the initial value of investments in the ING Funds that are beneficially owned by a Trustee must equal at least $50,000. Existing Trustees shall have a reasonable amount of time from the date of adoption of this Policy in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Trustee. A decline in the value of any Fund investments will not cause a Trustee to have to make any additional investments under this Policy.

     Set forth below is the dollar range of equity securities owned by each Trustee as of December 31, 2001.

                                                       AGGREGATE DOLLAR RANGE OF
                                                       EQUITY SECURITIES IN ALL
                                       NATIONAL          REGISTERED INVESTMENT
                                      TAX-EXEMPT         COMPANIES OVERSEEN BY
                                     MONEY MARKET        TRUSTEE IN FAMILY OF
      NAME OF TRUSTEE                    FUND            INVESTMENT COMPANIES
      ---------------                    ----            --------------------
INDEPENDENT TRUSTEES

Paul S. Doherty                          None               $10,001 - $50,000
J. Michael Earley(1)                     None                     None
R. Barbara Gitenstein(1)                 None                     None
Walter H. May                            None                 Over $100,000
Jock Patton                              None              $50,001 - $100,000
David W. C. Putnam                       None                     None
Blaine E. Rieke                          None              $50,001 - $100,000
Roger B. Vincent(1)                      None                     None
Richard A. Wedemeyer                     None               $10,001 - $50,000

TRUSTEES WHO ARE "INTERESTED PERSONS"

R. Glenn Hilliard(1)                     None                 Over $100,000
Thomas J. McInerney                      None                  $1 - $10,000
John G. Turner                           None                 Over $100,000

----------
(1)  COMMENCED SERVICE AS A TRUSTEE ON FEBRUARY 26, 2002.

INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES

     SHARE OWNERSHIP POLICY

     Set forth in the table below is information regarding each Independent Trustee's (and his or her immediate family members) share ownership in securities of the ING Funds' investment adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the investment adviser or principal underwriter of the ING Funds (not including registered investment companies) as of December 31, 2001.

                             NAME OF OWNERS AND                                 VALUE OF   PERCENTAGE
   NAME OF TRUSTEE        RELATIONSHIP TO TRUSTEE   COMPANY   TITLE OF CLASS   SECURITIES   OF CLASS
   ---------------        -----------------------   -------   --------------   ----------   --------
Paul S. Doherty                     N/A               N/A           N/A          $    0        N/A
J. Michael Earley(1)                N/A               N/A           N/A               0        N/A
R. Barbara Gitenstein(1)            N/A               N/A           N/A               0        N/A
Walter H. May                       N/A               N/A           N/A               0        N/A
Jock Patton                         N/A               N/A           N/A               0        N/A
David W. C. Putnam                  N/A               N/A           N/A               0        N/A
Blaine E. Rieke                     N/A               N/A           N/A               0        N/A
Roger B. Vincent                    N/A               N/A           N/A               0        N/A
Richard A. Wedemeyer                N/A               N/A           N/A               0        N/A

COMPENSATION OF TRUSTEES

     Each Fund pays each Trustee who is not an interested person a pro rata share, as described below, of: (i) an annual retainer of $35,000 (Messrs. Patton and May, as lead Trustees, receive an annual retainer of $45,000); (ii) $5,500 for each in person meeting of the Board; (iii) $1,000 per attendance of any committee meeting; (iv) $1,000 per telephonic meeting; and (v) out-of-pocket expenses. The pro rata share paid by the Fund is based on the Fund's average net assets as a percentage of the average net assets of all the funds managed by the ING Funds' investment adviser for which the Trustees serve in common as Trustees.

     The following table sets forth information regarding compensation of Trustees by the Trust and other funds managed by the ING Funds' investment adviser for the fiscal year ended March 31, 2002. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Fund or any other funds managed by the ING Funds' investment adviser.

COMPENSATION TABLE

                                                                 PENSION OR         ESTIMATED     TOTAL COMPENSATION FROM
                                             NATIONAL TAX-   RETIREMENT BENEFITS      ANNUAL        REGISTRANT AND FUND
                                             EXEMPT MONEY    ACCRUED AS PART OF    BENEFITS UPON      COMPLEX PAID TO
         NAME OF PERSON, POSITION             MARKET FUND       FUND EXPENSES      RETIREMENT(5)        TRUSTEES(6)
         ------------------------             -----------       -------------      -------------        -----------
Mary A. Baldwin(1) - Advisory Board Member                           N/A                N/A               $41,158
S.M.S. Chadha(1) - Advisory Board Member                             N/A                N/A                14,546
Paul S. Doherty - Trustee                                            N/A                N/A                70,369
Michael Earley(2) - Trustee                                          N/A                N/A                35,540
R. Barbara Gitenstein(2) - Trustee                                   N/A                N/A                35,246
Alan S. Gosule(3) Trustee                                            N/A                N/A                48,524
R. Glenn Hilliard(2)(4) Trustee                                      N/A                N/A                  N/A
Walter H. May -Trustee                                               N/A                N/A                75,690
Andrew M. McCosh(1) - Advisory Board Member                          N/A                N/A                14,582
Thomas J. McInerney(4) - Trustee                                     N/A                N/A                  N/A
Jock Patton - Trustee                                                N/A                N/A                74,518
David W.C. Putnam - Trustee                                          N/A                N/A                60,294
Blaine E. Rieke - Trustee                                            N/A                N/A                56,006
John G. Turner(4) - Trustee                                          N/A                N/A                  N/A
Roger B. Vincent(2) - Trustee                                       1,434              1,434               27,297
Richard A. Wedemeyer - Trustee                                       N/A                N/A                50,907

----------
(1) Resigned as an advisory board member on December 31, 2001. Ms. Baldwin was paid $132,500 by the Investment Adviser upon her resignation. Such payment was equal to twice the compensation normally paid to her for one year of service.
(2)  Commenced service as a Trustee on February 26, 2002.
(3) Resigned as a Director/Trustee effective December 28, 2001. Mr. Gosule is a partner at Clifford Chance Rogers and Wells LLP, which has provided legal services to certain ING Funds. Mr. Gosule was paid $132,500 upon his resignation pursuant to a retirement policy adopted by the ING Funds. Mr. Gosule satisfied the criteria for such payment (which was equal to twice the compensation normally paid to him for one year of service) since he served as an Independent Director/Trustee for certain ING Funds for 5 years prior to his resignation.
(4) "Interested person," as defined in the 1940 Act, of the Trust because of the affiliation with the investment adviser to the ING Funds. Officers and Trustees who are interested persons do not receive any compensation from the Funds.
(5) The ING Funds have adopted a retirement policy under which a Trustee who has served as an Independent Trustee for five years or more will be paid by the ING Funds at the time of his or her retirement an amount equal to twice the compensation normally paid to the Independent Trustee for one year of service.
(6)  Represents compensation from 98 funds (total in complex as of March 31,
     2002)

INVESTMENT ADVISER


     The Investment Adviser for the ING Funds is ING Investments, LLC, ("ING Investments" or "Investment Adviser"), which is registered as an investment adviser with the SEC and serves as an investment adviser to registered investment companies (or series thereof), as well as privately managed accounts. ING Investments, subject to the authority of the Trustees of the ING Funds, has overall responsibility for the management of the Fund's portfolio, subject to delegation of certain responsibilities to Furman Selz Capital Management ("FSCM") as the Sub-Adviser to the National Tax-Exempt Money Market Fund. ING Investments is an indirect direct, wholly owned subsidiary of ING Groep N.V. (NYSE: ING) ("ING"). ING is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.

     On February 26, 2001, the name of the Investment Adviser changed from "ING Pilgrim Investments, Inc." to "ING Pilgrim Investments, LLC." On March 1, 2002, the name of the Investment Adviser changed to "ING Investments, LLC." Prior to April 30, 2001, ING Mutual Funds Management Co. LLC ("IMFC") served as investment adviser to the Fund. On April 30, 2001, IMFC, an indirect wholly owned subsidiary of ING that had been under common control with ING Investments, merged with ING Investments.

     ING Investments serves pursuant to the Investment Management Agreements between ING Investments and the Trust, on behalf of the Fund. The Investment Management Agreements require the Investment Adviser to oversee the provision of all investment advisory and portfolio management services for the Fund. ING Investments, as Investment Adviser, oversees the investment management of the Sub-Adviser for the Funds.

     The Investment Management Agreement requires the Investment Adviser to provide, subject to the supervision of the Board of Trustees, investment advice and investment services to the Fund and to furnish advice and recommendations with respect to investment of each Fund's assets and the purchase or sale of its portfolio securities. The Investment adviser also provides investment research and analysis. The Investment Management Agreements provide that the Investment Adviser is not subject to liability to the Fund for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Investment Management Agreements.

     After an initial term, the Investment Management Agreement and Sub-Advisory Agreement continue in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board of Trustees or (b) the vote of a "majority" (as defined in the 1940 Act) of the Fund's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Investment Adviser by vote cast in person at a meeting called for the purpose of voting on such approval.

     In connection with their deliberations relating to the Fund's current Investment Management Agreement and Sub-Advisor Agreement, the Board of Trustees, including the Independent Trustees, considered information that had been provided by ING Investments and the Sub-Advisor to the Fund. In considering the Investment Management Agreement and Sub-Advisory Agreement, the Board of Trustees considered a number of factors they believed, in light of the legal advice furnished to them by their independent legal counsel and their own business judgment, to be relevant. The factors considered by the Board of Trustees in reviewing the Investment Management Agreement included, but were not limited to, the following: (1) the nature and quality of the services proposed to be provided by ING Investments to the Fund; (2) the fairness of the compensation proposed under the Investment Management Agreements in light of the services provided to the Fund; (3) the limited profitability to ING Investments from the Investment Management Agreement; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ING Investments, as well as its efforts in recent years to build its investment management capabilities and administrative infrastructure; (5) the estimated expenses borne by the Fund and a comparison of the Fund's fees and expenses to those of a peer group of funds; and (6) ING Investments' compliance capabilities and efforts on behalf of the Fund. The Board of Trustees also considered the total services proposed to be provided by the Administrator as well as the fees the Administrator receives for such services.

     The factors considered by the Board of Trustees in reviewing the Sub-Advisory Agreement included, but were not limited to the following: (1) the nature and quality of the services proposed to be provided by the Sub-Adviser;
(2) the fairness of the compensation proposed under the Sub-Advisory Agreement in light of the services provided; (3) the personnel, operations, financial condition, and investment management capabilities, methodologies and performance of the Sub-Adviser; and (4) the estimated costs for the services to be provided by the Sub-Adviser. The Board of Trustees also considered the advisory fee retained by ING Investments for its services to the Fund.

     In reviewing the terms of the Investment Management Agreement and the Sub-Advisory Agreement and in discussions with the Investment Adviser concerning such Investment Management Agreements and Sub-Advisory Agreements, the Independent Trustees were represented by independent legal counsel. Based upon its review, the Board of Trustees has determined that the Investment Management Agreement and Sub-Advisory Agreement are in the best interests of the Fund and its shareholders and that the Advisory and Sub-Advisory fees are fair and reasonable. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board of Trustees of the Fund, including the unanimous vote of the Independent Trustees, approved the Investment Management Agreement and Sub-Advisory Agreement.

     The Investment Management Agreement is terminable without penalty upon notice given by the Board of Trustees or by a vote of the holders of a majority of the Fund's outstanding shares voting as a single class, or upon notice given by the Investment Adviser. The Investment Management Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

     As of September 30, 2002, ING Investments had assets under management of over $31.9 billion.


                             INVESTMENT ADVISER FEES


     The Investment Adviser bears the expense of providing its services, and pays the fees of the Sub-Adviser (if any). For its services, the Fund pays the Investment Adviser a monthly fee in arrears equal to the following as a percentage of the Fund's average daily net assets during the month:

SERIES                                  ANNUAL INVESTMENT MANAGEMENT FEE
------                                  --------------------------------
National Tax-Exempt Money Market Fund   0.40% of the Fund's average daily net assets

     Because the Fund is new, the Investment Adviser did not receive any investment advisory fees during the last three completed fiscal years.

SUB-ADVISORY AGREEMENT

     The Investment Management Agreement for the Fund provides that the Investment Adviser, with the approval of the Trust's Board of Trustees, may select and employ investment advisers to serve as Sub-Adviser for the Fund ("Sub-Adviser"), and shall monitor the Sub-Advisers' investment programs and results, and coordinate the investment activities of the Sub-Advisers to ensure compliance with regulatory restrictions. The Investment Adviser pays all of its expenses arising from the performance of its obligations under the Investment Management Agreement, including all fees payable to the Sub-Advisers, executive salaries and expenses of the Trustees and officers of the Trust who are employees of the Investment Adviser or its affiliates and office rent of the Trust. The Sub-Advisers pay all of their expenses arising from the performance of their obligations under the sub-advisory agreement, the "Sub-Advisory Agreement").

     Subject to the expense reimbursement provisions described in this SAI, other expenses incurred in the operation of the Trust are borne by the Fund, including, without limitation, investment advisory fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of independent auditors, transfer agents and dividend disbursing agents, accounting agents, and custodians; the expense of obtaining quotations for calculating the Fund's net asset value; taxes, if any, and the preparation of the Fund's tax returns; cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; fees and expenses of registering and maintaining the registration of shares of the Fund under federal and state laws and regulations; expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of printing and filing reports and other documents filed with governmental agencies; expenses of annual and special shareholder meetings; expenses of printing and distributing prospectuses and statements of additional information to existing shareholders; fees and expenses of Trustees of the Trust who are not employees of the Investment Adviser or any Sub-Adviser, or their affiliates; membership dues in trade associations; insurance premiums; and extraordinary expenses such as litigation expenses.

     The Sub-Advisory Agreement may be terminated without payment of any penalties by the Investment Adviser, the Trustees, on behalf of the Trust, or the shareholders of the Fund upon 60 days' prior written notice. Otherwise, the Sub-Advisory Agreement will remain in effect for two years and will, thereafter, continue in effect from year to year, subject to the annual approval of the appropriate Board of Trustees, on behalf of the Fund, or the vote of a majority of the outstanding voting securities, and the vote, cast in person at a meeting duly called and held, of a majority of the Trustees, on behalf of the Fund who are not parties to the Sub-Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such Party.

     Furman Selz Capital Management LLC ("FSCM") serves as Sub-Adviser to the ING National Tax-Exempt Money Market Fund. In this capacity, FSCM, subject to the supervision and control of the Investment Adviser and Trustees of the Fund, on behalf of the Fund, manages the Fund's portfolio investments in a manner consistent with the Fund's investment objective and executes any of the Fund's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by the Investment Adviser. Located at 230 Park Avenue, New York, New York 10169, FSCM is engaged in the business of providing investment advice to institutional and individual clients.

     Because the Fund is new, no sub-advisory fees have been paid.


ADMINISTRATION


     ING Group, LLC serves as administrator for the Fund, pursuant to an Administrative Services Agreement with the Trust. Subject to the supervision of the Board of Trustees, the Administrator provides the overall business management and administrative services necessary to the proper conduct of the Funds' business, except for those services performed by the Investment Adviser under the Investment Advisory Agreement, the custodian for the Fund under the Custodian Agreement, the transfer agent for the Fund under the Transfer Agency Agreement, and such other service providers as may be retained by the Fund from time to time. The Administrator acts as liaison among these service providers to the Fund. The Administrator is also responsible for ensuring that the Fund operate in compliance with applicable legal requirements and for monitoring the Investment Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Fund. The Administrator is an affiliate of the Investment Adviser. ING Funds Services, LLC receives an annual administration fee equal to 0.10% of the Fund's average daily net assets. Because the Fund is new, no administration fees have been paid.




DISTRIBUTOR


     Shares of the Fund are distributed by ING Funds Distributor, LLC ("ING Securities" or the "Distributor") pursuant to a Distribution Agreement between the Trust and the Distributor. ING Securities is located at 7337 E. Doubletree Ranch Rd., Scottsdale, Arizona 85258. The Distribution Agreement requires the Distributor to use its best efforts on a continuing basis to solicit purchases of shares of the Fund. The Trust and the Distributor have agreed to indemnify each other against certain liabilities. At the discretion of the Distributor, all sales charges may at times be reallowed to an authorized dealer ("Authorized Dealer"). If 90% or more of the sales commission is reallowed, such Authorized Dealer may be deemed to be an "underwriter" as that term is defined under the Securities Act of 1933, as amended. The Distribution Agreement will remain in effect for two years and from year to year thereafter only if its continuance is approved annually by a majority of the Board of Trustees who are not parties to such agreement or "interested persons" of any such party and must be approved either by votes of a majority of the Trustees or a majority of the outstanding voting securities of the Trust. See the Prospectus for information on how to purchase and sell shares of the Fund, and the charges and expenses associated with an investment. The sales charge retained by the Distributor and the commissions reallowed to selling dealers are not an expense of the Funds and have no effect on the net asset value of the Fund. The Distributor, like the Investment Adviser, is an indirect, wholly owned subsidiary of ING Group. Because the Fund is new, no fees have been paid to the Distributor.

                                 RULE 12B-1 PLAN




     The Fund has a distribution or shareholder service plan pursuant to Rule 12b-1 under the 1940 Act applicable to most classes of Shares offered by the Fund ("Rule 12b-1 Plans"). The Fund intends to operate the Rule 12b-1 Plans in accordance with its terms and the National Association of Securities Dealers, Inc. rules concerning sales charges. Under the Rule 12b-1 Plans, the Distributor may be entitled to a payment each month in connection with the offering, sale, and shareholder servicing of Class A, Class B, Class C and Class Q Shares in amounts as set forth in the following table.

                                                  FEES BASED ON AVERAGE DAILY NET ASSETS
                                           ----------------------------------------------------
                                           CLASS A  CLASS B  CLASS C  CLASS M  CLASS Q  CLASS T
                                           -------  -------  -------  -------  -------  -------
National Tax-Exempt Money Market Fund      %  0.35  %  1.00  %  1.00    N/A      N/A      N/A

     These fees may be used to cover the expenses of the Distributor primarily intended to result in the sale of Classes A, B, C, and Q Shares of the Fund, including payments to dealers for selling shares of the Fund and for servicing shareholders of these classes of the Fund. Activities for which these fees may be used include: promotional activities; preparation and distribution of advertising materials and sales literature; expenses of organizing and conducting sales seminars; personnel costs and overhead of the Distributor; printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders; payments to dealers and others that provide shareholder services; interest on accrued distribution expenses; and costs of administering the Rule 12b-1 Plans. No more than 0.75% per annum of the Fund's average net assets may be used to finance distribution expenses, exclusive of shareholder servicing payments, and no Authorized Dealer may receive shareholder servicing payments in excess of 0.25% per annum of the Fund's average net assets held by the Authorized Dealer's clients or customers.

     Under the Rule 12b-1 Plans, ongoing payments will be made on a quarterly basis to Authorized Dealers for both distribution and shareholder servicing at rates that are based on the average daily net assets of shares that are registered in the name of that Authorized Dealer as nominee or held in a shareholder account that designates that Authorized Dealer as the dealer of record. The rates, on an annual basis, are as follows: 0.25% for Class A, 0.25% for Class B, 1.00% for Class C. Rights to these ongoing payments begin to accrue in the 13th month following a purchase of Class A, B or C Shares. In addition, a 0.25% fee may be paid on Class Q Shares.

     With respect to Classes A, B, C and Q Shares of the Fund, the Distributor will receive payment without regard to actual distribution expenses it incurs. If a Rule 12b-1 Plan is terminated in accordance with its terms, the obligations of the Fund to make payments to the Distributor pursuant to the Rule 12b-1 Plan will cease and the Fund will not be required to make any payments for expenses incurred after the date the Plan terminates.

     In addition to providing for the expenses discussed above, the Rule 12b-1 Plans also recognize that the Investment Adviser and/or the Distributor may use their resources to pay expenses associated with activities primarily intended to result in the promotion and distribution of the Fund's shares. In some instances, additional compensation or promotional incentives may be offered to dealers. Such compensation and incentives may include, but are not limited to, cash; merchandise; trips and financial assistance to dealers in connection with pre-approved conferences or seminars; sales or training programs for invited sales personnel; payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families, or other invited guests, to various locations for such seminars or training programs; seminars for the public, advertising and sales campaigns regarding the Fund managed by the Investment Adviser; and/or other events sponsored by dealers. In addition, the Distributor may, at its own expense, pay concessions in addition to those described above to dealers that satisfy certain criteria established from time to time by the Distributor. These conditions relate to increasing sales of shares of the Fund over specified periods and to certain other factors. These payments may, depending on the dealer's satisfaction of the required conditions, be periodic and may be up to (1) 0.30% of the value of the Fund's shares sold by the dealer during a particular period, and (2) 0.10% of the value of the Fund's shares held by the dealer's customers for more than one year, calculated on an annual basis.

     The Rule 12b-1 Plans have been approved by the Board of Trustees, including all of the Trustees who are not interested persons of the Trust as defined in the 1940 Act. Each Rule 12b-1 Plan must be renewed annually by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Trustees be committed to the Trustees who are not interested persons. Each Rule 12b-1 Plan and any distribution or service agreement may be terminated by the Fund at any time, without any penalty, by such Trustees or by a vote of a majority of the Fund's outstanding shares on written notice. The Distributor or any dealer or other firm may also terminate the respective distribution or service agreement at any time upon written notice.

     Each Rule 12b-1 Plan and any distribution or service agreement may not be amended to increase materially the amount spent for distribution expenses as to the Fund without approval by a majority of the Fund's outstanding shares, and all material amendments to the Plan or the distribution or service agreement shall be approved by the Trustees who are not interested persons of the Trust, cast in person at a meeting called for the purpose of voting on any such amendment.

     The Distributor is required to report in writing to the Board of Trustees at least quarterly on the monies reimbursed to it under each Rule 12b-1 Plan, as well as to furnish the Board with such other information as may be reasonably requested in connection with the payments made under the Rule 12b-1 Plan in order to enable the Board to make an informed determination of whether the Rule 12b-1 Plan should be continued.

SHAREHOLDER SERVICING REPRESENTATIVE

     ING Funds Services, an affiliate of the Investment Adviser, serves as Shareholder Servicing Representative for the Fund. The Shareholder Servicing Representative is responsible for responding to written and telephonic inquiries from shareholders. The Fund pays the Shareholder Servicing Representative a monthly fee on a per-contact basis, based upon incoming and outgoing telephonic and written correspondence.

OTHER EXPENSES

     In addition to the management fee and other fees described previously, the Fund pays other expenses, such as legal, audit, transfer agency and custodian out-of-pocket fees; proxy solicitation costs; and the compensation of Trustees who are not affiliated with the Investment Adviser. Most Fund expenses are allocated proportionately among all of the outstanding shares of the Fund. However, the Rule 12b-1 Plan fees for each class of shares are charged proportionately only to the outstanding shares of that class.

                                 CODE OF ETHICS

The ING Funds, the Investment Adviser and the Distributor have adopted a Code of Ethics governing personal trading activities of all Trustees, officers of the ING Funds and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by each Fund or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against a Fund that may arise from personal trading. Personal trading is permitted by such persons subject to certain restrictions; however, such persons are generally required to pre-clear all security transactions with the ING Funds' Compliance Officer or her designee and to report all transactions on a regular basis. The Sub-Advisers have adopted their own Codes of Ethics to govern the personal trading activities of their personnel.


                          INVESTMENT POLICIES AND RISKS


     The Prospectus discusses the investment objectives of the Fund and the policies to be employed to achieve those objectives. This section contains supplemental information concerning certain types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize, and certain risks attendant to such investments, policies and strategies.

MUNICIPAL SECURITIES


     The Fund may invest in debt obligations issued by state and local governments, territories and possessions of the U.S., regional government authorities, and their agencies and instrumentalities ("municipal securities"). Municipal securities include both notes (which have maturities of less than one year) and bonds (which have maturities of one year or more) that bear fixed or variable rates of interest.


     In general, "municipal securities" debt obligations are issued to obtain funds for a variety of public purposes, such as the construction, repair, or improvement of public facilities, including airports, bridges, housing, hospitals, mass transportation, schools, streets, water and sewer works. Municipal securities may be issued to refinance outstanding obligations and to raise funds for general operating expenses and lending to other public institutions and facilities.

     Securities of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

     WHEN-ISSUED, DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS


     The Fund may purchase securities on a when-issued or delayed-delivery basis and may purchase or sell securities on a forward commitment basis. When-issued or delayed-delivery transactions arise when securities are purchased by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. A forward commitment transaction is an agreement by the Fund to purchase or sell securities at a specified future date. When the Fund engages in these transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. When-issued and delayed-delivery transactions and forward commitment transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made by the Fund until it receives payment or delivery from the other party to the transaction. A separate account containing only liquid assets equal to the value of purchase commitments will be maintained until payment is made. The securities so purchased are subject to market fluctuation during this period and no income accrues to the Fund until settlement takes place. While the Fund normally enter into these transactions with the intention of actually receiving or delivering the securities, they may sell these securities before the settlement date or enter into new commitments to extend the delivery date into the future, if the Sub-Adviser considers such action advisable as a matter of investment strategy. Such securities have the effect of leverage on the Fund and may contribute to volatility of a Fund's net asset value.

     DOMESTIC AND FOREIGN BANK OBLIGATIONS


     The Fund may invest in domestic and foreign bank obligations . These obligations include but are not restricted to certificates of deposit, commercial paper, Yankee dollar certificates of deposit, bankers' acceptances, Eurodollar certificates of deposit and time deposits, promissory notes and medium-term deposit notes. The Fund will not invest in any obligations of its affiliates, as defined under the Investment Company Act of 1940 (the"1940 Act").

     The Fund limits its investment in United States bank obligations to obligations of United States banks (including foreign branches). The Fund limits its investment in foreign bank obligations to United States dollar-denominated obligations of foreign banks (including United States branches of foreign banks) which in the opinion of the Sub-Adviser, are of an investment quality comparable to obligations of United States banks which may be purchased by the Fund.

     Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Investments in fixed time deposits subject to withdrawal penalties maturing in more than seven days may not exceed 10% of the value of the net assets of the Fund.


     Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks, or that the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not subject to examination by any United States Government agency or instrumentality.

     Investments in Eurodollar and Yankee dollar obligations involve additional risks. Most notably, there generally is less publicly available information about foreign companies; there may be less governmental regulation and supervision; they may use different accounting and financial standards; and the adoption of foreign governmental restrictions may adversely affect the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

     VARIABLE RATE DEMAND OBLIGATIONS AND FLOATING RATE INSTRUMENTS


     The Fund may acquire variable rate demand obligations. Variable and floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by the Fund will be determined by the Sub-Adviser to be of comparable quality at the time of purchase to rated instruments eligible for purchase by the Fund. In making such determinations, the Sub-Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, investment banking, bank holding and other companies) and will continuously monitor their financial condition. There may not be an active secondary market with respect to a particular variable or floating rate instrument purchased by the Fund. The absence of such an active secondary market could make it difficult for the Fund to dispose of the variable or floating rate instrument involved. In the event the issuer of the instrument defaulted on its payment obligations, the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable and floating rate instruments may be secured by bank letters of credit, guarantees or lending commitments.


     GUARANTEED INVESTMENT CONTRACTS


     The Fund may invest in Guaranteed Investment Contracts ("GICs") issued by insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. In addition, because the Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by the Fund which are not readily marketable, will not exceed 10% of the Fund's net assets. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.




     LOANS OF PORTFOLIO SECURITIES


     The Fund may lend its portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a particular Fund.

     The Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending securities, the Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

     REPURCHASE AGREEMENTS


     The Fund may enter into repurchase agreements with respect to its portfolio securities. Such agreements may be considered to be loans by the Fund for purposes of the 1940 Act. Each repurchase agreement must be collateraltized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act, at all times. Pursuant to such repurchase agreements, the Fund acquires securities from financial institutions such as brokers, dealers and banks, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon date and price. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). The securities underlying a repurchase agreement will be marked to market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest thereon, and the Investment Adviser or Sub-Adviser will monitor the value of the collateral. Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. If the seller defaults on its repurchase obligation, the Fund holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund's rights with respect to such securities to be delayed or limited. To mitigate this risk, the Fund may only enter into repurchase agreements that qualify for an exclusion from any automatic stay of creditors' rights against the counterparty under applicable insolvency law in the event of the counterparty's insolvency.


     BORROWING


     The Fund may borrow from banks up to 33 1/3% of the current value of its net assets to purchase securities and for temporary or emergency purposes and those borrowings may be secured by the pledge of not more than 33 1/3% of the current value of that Fund's net assets.


     REVERSE REPURCHASE AGREEMENTS


     The Fund may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, the Fund will maintain in a segregated account, other liquid assets (as determined by the Board) of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.


     ILLIQUID SECURITIES


     The Fund has adopted a non-fundamental policy with respect to investments in illiquid securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on either an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.


     The Fund may also invest in restricted securities issued under Section 4(2) of the Securities Act ("Section 4(2)"), which exempts from registration "transactions by an issuer not involving any public offering." Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer and only to institutional investors; they cannot be resold to the general public without registration. Restricted securities issued under Section 4(2) (other than certain commercial paper issued pursuant to Section 4(2) discussed below) will be treated as illiquid and subject to the Fund's investment restriction on illiquid securities.

     Pursuant to procedures adopted by the Board of Trustees, the Fund may treat certain commercial paper issued pursuant to Section 4(2) as a liquid security and not subject to the Funds' investment restriction on illiquid investments.
Section 4(2) commercial paper may be considered liquid only if all of the following conditions are met: (i) the Section 4(2) commercial paper must not be traded flat (i.e. without accrued interest) or be in default as to principal or interest; and (ii) the Section 4(2) commercial paper must be rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, by that NRSRO, or if the security is unrated, the security has been determined to be of equivalent quality.

     The SEC has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act applicable to resales of certain securities to qualified institutional buyers. It is the intent of the Fund to invest, pursuant to procedures established by the Board of Trustees and subject to applicable investment restrictions, in securities eligible for resale under Rule 144A which are determined to be liquid based upon the trading markets for the securities.


     Pursuant to guidelines adopted by and under the supervision of the Board of Trustees, the Sub-Adviser will monitor the liquidity of restricted securities in a Fund's portfolio. In reaching liquidity decisions, the Sub-Adviser will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security over the course of six months or as determined in the discretion of the Sub-Adviser; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers over the course of six months or as determined in the discretion of the Sub-Adviser; (3) dealer undertakings to make a market in the security; (4) the nature of the security and the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (5) other factors, if any, which the Sub-Adviser deems relevant.

     Rule 144A securities and Section 4(2) commercial paper which are determined to be liquid based upon their trading markets will not, however, be required to be included among the securities considered to be illiquid. Investments in Rule 144A securities and Section 4(2) commercial paper could have the effect of increasing Fund illiquidity.

ADDITIONAL RISK CONSIDERATIONS


     The following pages discuss additional risk considerations associated with certain of the types of securities in which the Fund may invest and certain of the investment practices that the Fund may use. Unless indicated otherwise, the following descriptions apply to all Fund.

     GENERAL. The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. For example, the value of a Fund's shares will generally fluctuate inversely with the movements in interest rates. Shareholders of the Fund should expect the value of their shares to fluctuate with changes in the value of the securities owned by the Fund. There is, of course, no assurance that the Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products. In order to attempt to minimize that risk, the Sub-Adviser monitors developments in the economy, the securities markets, and with each particular issuer. Also, ING National Tax-Exempt Money Market Fund is managed within certain limitations that restrict the amount of the Fund's investment in any single issuer. ING National Tax-Exempt Money Market Fund will attempt to maintain a stable $1.00 net asset value per share.


     FIXED INCOME SECURITIES. The market value of a Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities. Changes by an NRSRO in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of a Fund's securities will not affect cash income derived from these securities but will affect the Fund's net asset value.


     Securities held by the Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest on the guaranteed securities, and do not guarantee the securities' yield or value or the yield or value of a Fund's shares.

     OPTIONS AND FUTURES CONTRACTS. One risk involved in the purchase and sale of futures and options is that the Fund may not be able to effect closing transactions at a time when it wishes to do so. Positions in futures contracts and options on futures contracts may be closed out only on an exchange or board of trade that provides an active market for them, and there can be no assurance that a liquid market will exist for the contract or the option at any particular time. To mitigate this risk, . Another risk is that during the option period, if the Fund has written a covered call option, it will have given up the opportunity to profit from a price increase in the underlying securities above the exercise price in return for the premium on the option (although the premium can be used to offset any losses or add to a Fund's income) but, as long as its obligation as a writer continues, such Fund will have retained the risk of loss should the price of the underlying security decline. Investors should note that because of the volatility of the market value of the underlying security, the loss from investing in futures transactions is potentially unlimited. In addition, the Fund has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once a Fund has received an exercise notice, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.

     The Fund's successful use of stock index futures contracts, options on such contracts and options on indices depends upon the ability of the Sub-Adviser to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of the futures contract and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases in the case of stock index futures as the composition of the Fund's portfolios diverges from the composition of the relevant index. Such imperfect correlation may prevent the Fund from achieving the intended hedge or may expose the Fund to risk of loss. In addition, if the Fund purchase futures to hedge against market advances before they can invest in common stock in an advantageous manner and the market declines, the Fund might create a loss on the futures contract. Particularly in the case of options on stock index futures and on stock indices, the Fund's ability to establish and maintain positions will depend on market liquidity. The successful utilization of options and futures transactions requires skills different from those needed in the selection of the Fund's portfolio securities. The Fund believes that the Sub-Adviser possesses the skills necessary for the successful utilization of such transactions.

     The Fund are permitted to engage in bona fide hedging transactions (as defined in the rules and regulations of the Commodity Futures Trading Commission) without any quantitative limitations. Futures and related option transactions which are not for bona fide hedging purposes may be used provided the total amount of the initial margin and any option premiums attributable to such positions does not exceed 5% of the Fund's liquidating value after taking into account unrealized profits and unrealized losses, and excluding any in-the-money option premiums paid. The Fund will not market, and are not marketing, themselves as commodity pools or otherwise as vehicles for trading in futures and related options. The Fund will segregate liquid assets such as cash, U.S. Government securities or other liquid high-grade debt obligations to cover the futures and options.

     TECHNIQUES INVOLVING LEVERAGE. Utilization of leveraging involves special risks and may involve speculative investment techniques. Certain Funds may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements, and purchase securities on a when issued or forward commitment basis. In addition, certain Funds may engage in dollar roll transactions. Each of these transactions involves the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments. The Fund uses these investment techniques only when the Sub-Adviser believes that the leveraging and the returns available to the Fund from investing the cash will provide shareholders a potentially higher return.

     Leverage exists when the Fund achieves the right to a return on a capital base that exceeds the investment the Fund has invested. Leverage creates the risk of magnified capital losses which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Fund. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment transactions).

     The risks of leverage include a higher volatility of the net asset value of a Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as the Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by such Fund than if the Fund were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, such Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if the Fund were not leveraged. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for such Fund to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

                             INVESTMENT RESTRICTIONS


     The Fund has adopted investment restrictions numbered 1 through 8 as fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of a Fund's outstanding voting shares. Investment restriction number 9 is not a fundamental policy and may be changed by vote of a majority of the members of the Board of Trustees at any time.

     The Fund, except as indicated, may not:


     (1) Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of a Fund's total assets). For purposes of this Investment Restriction, the entry into reverse repurchase agreements, options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.


     (2) Issue senior securities, except insofar as the Fund may be deemed to have issued a senior security in connection with any repurchase agreement or any permitted borrowing;

     (3) Make loans, except loans of portfolio securities and except that the Fund may enter into repurchase agreements with respect to its portfolio securities and may purchase the types of debt instruments described in its Prospectus or this SAI;


     (4) Invest in companies for the purpose of exercising control or management;


     (5) Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts.

     (6) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;


     (7) Purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

     (8) Purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents; (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

     (9) Invest more than 10% of the value of its net assets in investments which are illiquid (including repurchase agreements having maturities of more than seven calendar days, variable and floating rate demand and master demand notes not requiring receipt of principal note amount within seven days' notice and securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange).

     (10) Purchase or hold real estate, commodities or commodity contracts.

     In addition, the Fund is a diversified fund. As such, the Fund will not, with respect to 100% of its total assets, invest more than 5% of its total assets in the securities of any one issuer (except for U.S. Government securities) or purchase more than 10% of the outstanding voting securities of any one issuer. The Fund may invest up to 25% of its total assets in the first tier securities of a single issuer for a period of up to three business days after the acquisition thereof provided that the Fund may not invest in the securities of more than one issuer in accordance with this provision at any time.





     The Fund has adopted a fundamental investment policy required by Rule 35d-1. Under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, indebt obligations issued by states, territories, and possessions of the United States and the District of Columbia or their political subdivisions, agencies and instrumentalities, multistate agencies or authorities, the interest from which is, in the opinion of bond counsel for the issuer, exempt from federal tax.

                             PORTFOLIO TRANSACTIONS


     The Investment Management Agreement or Sub-Advisory Agreement authorizes the Investment Adviser or Sub-Adviser to select the brokers or dealers that will execute the purchase and sale of investment securities for the Fund. In all purchases and sales of securities for the portfolio of the Fund, the primary consideration is to obtain the most favorable price and execution available. Pursuant to the Investment Management Agreement or Sub-Advisory Agreement, the Investment Adviser or Sub-Adviser determines, subject to the instructions of and review by the Board of Trustees, which securities are to be purchased and sold by the Fund and which brokers are to be eligible to execute portfolio transactions of the Fund. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker," unless in the opinion of the Investment Adviser or a Sub-Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

     In placing portfolio transactions, the Investment Adviser or a Sub-Adviser will use its best efforts to choose a broker capable of providing the brokerage services necessary to obtain the most favorable price and execution available. The full range and quality of brokerage services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. The Investment Adviser or the Sub-Adviser will seek to obtain the best commission rate available from brokers that are believed to be capable of providing efficient execution and handling of the orders. In those instances where it is reasonably determined that more than one broker can offer the brokerage services needed to obtain the most favorable price and execution available, consideration may be given to those brokers that supply research and statistical information to the Fund, the Investment Adviser, and/or the Sub-Adviser, and provide other services in addition to execution services. The Investment Adviser or the Sub-Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by the Investment Adviser or the Sub-Adviser, to be useful in varying degrees, but of indeterminable value. Consistent with this policy, portfolio transactions may be executed by brokers affiliated with the ING Group or the Investment Adviser or the Sub-Adviser, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction. The placement of portfolio brokerage with broker-dealers who have sold shares of the Fund is subject to rules adopted by the National Association of Securities Dealers, Inc. ("NASD"). Provided the Fund's officers are satisfied that the Fund is receiving the most favorable price and execution available, the Fund may also consider the sale of the Fund's shares as a factor in the selection of broker-dealers to execute its portfolio transactions.

     While it will continue to be the Fund's general policy to seek first to obtain the most favorable price and execution available, in selecting a broker to execute portfolio transactions for the Fund, the Fund may also give weight to the ability of a broker to furnish brokerage and research services to the Fund, the Investment Adviser or the Sub-Adviser, even if the specific services were not imputed to the Fund and were useful to the Investment Adviser and/or a Sub-Adviser in advising other clients. In negotiating commissions with a broker, the Fund may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission has been determined in good faith by the Investment Adviser or the Sub-Adviser to be reasonable in relation to the value of the brokerage and research services provided by such broker.

     Purchases of securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

     Some securities considered for investment by the Fund may also be appropriate for other clients served by Investment Adviser or the Fund's Sub-Adviser. If the purchase or sale of securities consistent with the investment policies of the Fund and one or more of these other clients serviced by the Investment Adviser or Sub-Adviser is considered at or about the same time, transactions in such securities will be allocated among the Fund and the Investment Adviser's or Sub-Adviser's other clients in a manner deemed fair and reasonable by the Investment Adviser or Sub-Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Investment Adviser or the Sub-Adviser, and the results of such allocations, are subject to periodic review by the Board of Trustees. To the extent any of the Fund seek to acquire the same security at the same time, one or more of the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price for such security. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as a specific Fund is concerned.

     Purchases and sales of fixed income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Fund may also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed income securities transactions consists primarily of dealer spreads and underwriting commissions.

     In purchasing and selling fixed income securities, it is the policy of the Fund to obtain the best results, while taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors, such as the dealer's risk in positioning the securities involved. While ING Investments generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily pay the lowest spread or commission available.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


     A complete description of the manner in which shares may be purchased, redeemed or exchanged appears in the Prospectus under "Shareholder Guide." Shares of the Fund are offered at the net asset value next computed following receipt of the order by the dealer (and/or the Distributor) or by the Company's transfer agent, DST Systems, Inc. ("Transfer Agent"), plus, for Class A Shares, a varying sales charge depending upon the amount of money invested, as set forth in the Prospectus. Shares subject to a CDSC will continue to age from the date that the original shares were purchased.

     Certain investors may purchase shares of the Fund with liquid assets with a value which is readily ascertainable by reference to a domestic exchange price and which would be eligible for purchase by the Fund consistent with the Fund's investment policies and restrictions. These transactions only will be effected if the Investment Adviser or Sub-Adviser intends to retain the security in the Fund as an investment. Assets so purchased by the Fund will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

REDEMPTIONS


     Payment to shareholders for shares redeemed will be made within seven days after receipt by the Fund's Transfer Agent of the written request in proper form, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio series or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund's shareholders. At various times, the Fund may be requested to redeem shares for which it has not yet received good payment. Accordingly, the Fund may delay the mailing of a redemption check until such time as it has assured itself that good payment has been collected for the purchase of such shares, which may take up to 15 days or longer.

     The Fund intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, the Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, an investor may incur brokerage costs in converting such securities to cash. However, each Company has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which contain a formula for determining the minimum amount of cash to be paid as part of any redemption. In the event the Fund must liquidate portfolio securities to meet redemptions, it reserves the right to reduce the redemption price by an amount equivalent to the pro-rated cost of such liquidation not to exceed one percent of the net asset value of such shares.

     Due to the relatively high cost of handling small investments, the Fund reserves the right, upon 30 days written notice, to redeem, at net asset value (less any applicable deferred sales charge), the shares of any shareholder whose account has a value of less than $1,000 in the Fund, other than as a result of a decline in the net asset value per share. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the account to at least $1,000 before the redemption is processed. This policy will not be implemented where the Fund has previously waived the minimum investment requirements.


     The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the portfolio securities at the time of redemption or repurchase.


     Certain purchases of most Class B and Class C Shares may be subject to a CDSC. Shareholders will be charged a CDSC if certain of those shares are redeemed within the applicable time period as stated in the prospectus. No CDSC is imposed on any shares subject to a CDSC to the extent that those shares (i) are no longer subject to the applicable holding period, (ii) resulted from reinvestment of distributions on CDSC shares, or (iii) were exchanged for shares of another fund managed by the Investment Adviser, provided that the shares acquired in such exchange and subsequent exchanges will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires.

     The CDSC or redemption fee will be waived for certain redemptions of shares upon (i) the death or permanent disability of a shareholder, or (ii) in connection with mandatory distributions from an Individual Retirement Account ("IRA") or other qualified retirement plan. The CDSC or redemption fee will be waived in the case of a redemption of shares following the death or permanent disability of a shareholder if the redemption is made within one year of death or initial determination of permanent disability. The waiver is available for total or partial redemptions of shares owned by an individual or an individual in joint tenancy (with rights of survivorship), but only for redemptions of shares held at the time of death or initial determination of permanent disability. The CDSC or redemption fee will also be waived in the case of a total or partial redemption of shares in connection with any mandatory distribution from a tax-deferred retirement plan or an IRA. The waiver does not apply in the case of a tax-free rollover or transfer of assets, other than one following a separation from services, except that a CDSC or redemption fee may be waived in certain circumstances involving redemptions in connection with a distribution from a qualified employer retirement plan in connection with termination of employment or termination of the employer's plan and the transfer to another employer's plan or to an IRA. The shareholder must notify the Fund either directly or through the Distributor at the time of redemption that the shareholder is entitled to a waiver of CDSC or redemption fee. The waiver will then be granted subject to confirmation of the shareholder's entitlement. The CDSC or redemption fee, which may be imposed on Class A Shares purchased in excess of $1 million, will also be waived for registered investment advisors, trust companies and bank trust departments investing on their own behalf or on behalf of their clients. These waivers may be changed at any time.

REINSTATEMENT PRIVILEGE


     If you sell Class B or Class C Shares of the Fund, you may reinvest some or all of the proceeds in the same share class within 90 days without a sales charge. Reinstated Class B or Class C Shares will retain their original cost and purchase date for purposes of the CDSC. The amount of any CDSC also will be reinstated. To exercise this privilege, the written order for the purchase of shares must be received by the Transfer Agent or be postmarked within 90 days after the date of redemption. This privilege can be used only once per calendar year. If a loss is incurred on the redemption and the reinstatement privilege is used, some or all of the loss may not be allowed as a tax deduction.

EXCHANGES

     The following conditions must be met for all exchanges among the Funds: (i) the shares that will be acquired in the exchange (the "Acquired Shares") are available for sale in the shareholder's state of residence; (ii) the Acquired shares will be registered to the same shareholder account as the shares to be surrendered (the "Exchanged Shares"); (iii) the Exchanged Shares must have been held in the shareholder's account for at least 30 days prior to the exchange;
(iv) except for exchanges into the Money Market Funds, the account value of the Fund whose shares are to be acquired must equal or exceed the minimum initial investment amount required by that Fund after the exchange is implemented; and
(v) a properly executed exchange request has been received by the Transfer
Agent.

     The Fund reserves the right to delay the actual purchase of the Acquired Shares for up to five business days if it determines that it would be disadvantaged by an immediate transfer of proceeds from the redemption of Exchanged Shares. Normally, however, the redemption of Exchanged Shares and the purchase of Acquired Shares will take place on the day that the exchange request is received in proper form. The Fund reserves the right to terminate or modify its exchange privileges at any time upon prominent notice to shareholders. Such notice will be given at least 60 days in advance. It is the policy of ING to discourage and prevent frequent trading by shareholders among the Funds in response to market fluctuations. Accordingly, in order to maintain a stable asset base in the Fund and to reduce administrative expenses borne by the Fund, ING Investments reserves the right to reject any exchange request.

     If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for the fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, the fund will normally make monthly repurchase offers of 5% of its outstanding common shares. If more than 5% of the fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege should carefully review the prospectus of that fund. Investors may obtain a copy of the ING Senior Income Fund prospectus or any other ING Fund prospectus by calling (800) 992-0180.

     You are not required to pay an applicable CDSC upon an exchange from any ING Fund into the ING Senior Income Fund. However, if you exchange into the ING Senior Income Fund and subsequently offer your common shares for repurchase by that fund, the CDSC will apply from the original ING Fund from which you exchanged. The time period for application of the CDSC will be calculated based on the first date you acquired your shares in the original ING Fund.

CONVERSION OF CLASS B SHARES

     A shareholder's Class B Shares will automatically convert to Class A Shares of the Fund on the first business day of the month in which the eighth anniversary of the issuance of the Class B Shares occurs, together with a pro rata portion of all Class B Shares representing dividends and other distributions paid in additional Class B Shares. The conversion of Class B Shares into Class A Shares is subject to the continuing availability of an opinion of counsel or an Internal Revenue Service ("IRS") ruling, if the Investment Adviser deems it advisable to obtain such advice, to the effect that
(1) such conversion will not constitute taxable events for federal tax purposes; and (2) the payment of different dividends on Class A and Class B Shares does not result in the Fund's dividends or distributions constituting "preferential dividends" under the Internal Revenue Code of 1986. The Class B Shares so converted will no longer be subject to the higher expenses borne by Class B Shares. The conversion will be effected at the relative net asset values per share of the two Classes.

DEALER COMMISSIONS AND OTHER INCENTIVES

     The Distributor may pay to Authorized Dealers out of its own assets commissions on shares sold in Classes B and C, at net asset value, which at the time of investment would have been subject to the imposition of a contingent deferred sales charge ("CDSC") if redeemed. There is no sales charge on purchases of Class A Shares.

     The Distributor will pay out of its own assets a commission of 4% of the amount invested for purchases of Class B Shares subject to a CDSC. For purchases of Class C Shares subject to a CDSC, the Distributor may pay out of its own assets a commission of 1% of the amount invested of the Fund.

     The Distributor may, from time to time, at its discretion, allow a selling dealer to retain 100% of a sales charge, and such dealer may therefore be deemed an "underwriter" under the Securities Act of 1933, as amended. The Distributor, at its expense, may also provide additional promotional incentives to dealers. The incentives may include payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to locations within or outside of the United States, merchandise or other items. For more information on incentives, see "Management of the Fund -- 12b-1 Plans" in this Statement of Additional Information.

                          DETERMINATION OF SHARE PRICE

     As noted in the Prospectus, the net asset value and offering price of the class of the Fund's shares will be determined once daily as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) during each day on which that Exchange is open for trading. As of the date of this SAI, the New York Stock Exchange is closed on the following holidays:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

     Portfolio securities listed or traded on a national securities exchange or included in the NASDAQ National Market System will be valued at the last reported sale price on the valuation day. Securities traded on an exchange or NASDAQ for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Short-term obligations maturing in less than 60 days will generally be valued at amortized cost. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. See "How Net Asset Value is Determined" in the Prospectus. The long-term debt obligations held in the Fund's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available.

     Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Fund's Board, in accordance with methods that are specifically authorized by the Board. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors also are generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

     The fair value of other assets is added to the value of all securities positions to arrive at the value of a Fund's total assets. The Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the net asset value per share.

     Options on currencies purchased by the Fund are valued at its last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options. The value of each security denominated in a currency other than U.S. dollars will be translated into U.S. dollars at the prevailing market rate as determined by the Investment Adviser on that day.

     The value of the foreign securities traded on exchanges outside the United States is based upon the price on the exchange as of the close of business of the exchange preceding the time of valuation (or, if earlier, at the time of the Fund's valuation). Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time net asset value is computed. The calculation of net asset value of a Fund may not take place contemporaneously with the determination of the prices of certain portfolio securities of foreign issuers used in such calculation. Further, the prices of foreign securities are determined using information derived from pricing services and other sources. Information that becomes known to a Fund or its agents after the time that net asset value is calculated on any business day may be assessed in determining net asset value per share after the time of receipt of the information, but will not be used to retroactively adjust the price of the security so determined earlier or on a prior day. Events affecting the values of portfolio securities that occur between the time their prices are determined and the time when the Fund's net asset value is determined may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the management and approved in good faith by the Board of Trustees.

     Foreign securities markets may close before a Fund determines its net asset value. European, Far Eastern or Latin American securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Fund's respective net asset values therefore may not take place contemporaneously with the determination of the prices of securities held by the Fund. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in a Fund's net asset value unless the Investment Adviser, under the supervision of a Fund's Board of Trustees, determines that the particular event would materially affect net asset value. As a result, the Fund's net asset value may be significantly affected by such trading on days when a shareholder cannot purchase or redeem shares of the Fund.

     In computing a class of the Fund's net asset value, all class-specific liabilities incurred or accrued are deducted from the class' net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

     The per share net asset value of Class A Shares generally will be higher than the per share net asset value of shares of the other classes, reflecting daily expense accruals of the higher distribution fees applicable to Class B and Class C. It is expected, however, that the per share net asset value of the classes will tend to converge immediately after the payment of dividends or distributions that will differ by approximately the amount of the expense accrual differentials between the classes.

     Orders received by dealers prior to the close of regular trading on the New York Stock Exchange will be confirmed at the offering price computed as of the close of regular trading on the Exchange provided the order is received by the Distributor prior to its close of business that same day (normally 4:00 P.M. Pacific time). It is the responsibility of the dealer to insure that all orders are transmitted timely to the Fund. Orders received by dealers after the close of regular trading on the New York Stock Exchange will be confirmed at the next computed offering price as described in the Prospectus.

     For the purpose of determining the price at which the Fund's shares are issued and redeemed, the net asset value per share is calculated immediately after the daily dividend declaration by: (a) valuing all securities and instruments as set forth below; (b) subtracting the Fund's liabilities; and (c) dividing the resulting amount by the number of shares outstanding. As discussed below, it is the intention of the Fund to maintain a net asset value per share of $1.00. The Fund's portfolio instruments are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold its portfolio. During periods of declining interest rates, the daily yield on shares of the Fund computed as described above may be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all its portfolio instruments. Thus, if the use of amortized cost by the Fund results in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in the fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

     The Fund's use of amortized cost and the maintenance of the Fund's per share net value at $1.00 is based on its election to operate under the provisions of Rule 2a-7 under the 1940 Act. As a condition of operating under that rule, the Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of thirteen months or less, and invest only in securities which are determined by the Board of Trustees to present minimal credit risks and which are of high quality as required by the Rule, or in the case of any instrument not so rated, considered by the Board of Trustees to be of comparable quality. Securities in the Fund will consist of money market instruments that have been rated (or whose issuer's short-term debt obligations are rated) in one of the two highest categories (i.e., `Al/Pl') by both S&P and Moody's, two nationally recognized statistical rating organizations (`NRSRO').

     The Fund may invest up to 5% of its assets in any single `Tier I' security (other than U.S. Government securities), measured at the time of acquisition; however, it may invest more than 5% of its assets in a single Tier 1 security for no more than three business days. A `Tier I' security is one that has been rated (or the issuer of such security has been rated) by both S&P and Moody's in the highest rating category or, if unrated, is of comparable quality. A security rated in the highest category by only one of these NRSROs is also considered a Tier 1 security. Classic Money Market Fund may invest up to 25% of its total assets in the first tier securities of a single issuer for a period of up to three business days after the acquisition thereof provided that it may not invest in the securities of more than one issuer in accordance with this provision at any one time.

     In addition, the Fund may invest not more than 5% of its assets in `Tier 2' securities. A Tier 2 security is a security that is (a) rated in the second highest category by either S&P or Moody's or (b) an unrated security that is deemed to be of comparable quality by the Investment Adviser or Sub-Adviser. The Fund may invest up to 1% of its assets in any single Tier 2 security. The Fund may invest only in a money market instrument that has a remaining maturity of 13 months (397 days) or less, provided that the Fund's average weighted maturity is 90 days or less.

     The SEC requires that the Board of Trustees adopt a procedure for the periodic comparison of market value to amortized cost and requires that the board promptly consider what, if any, action the fund should take upon the determination that the amortized cost NAV deviated from market value NAV by more that 1/2 of 1 percent. The Valuation Committee of each Fund determines what, if any, action the Fund should take upon the determination that the amortized cost NAV deviated from market value NAV by more that 0.025%. The Valuation Committee notifies the full Board of Trustees if the if the variance is greater than 0.50%.

     The Board of Trustees has also agreed, as a particular responsibility within the overall duty of care owed to its shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to stabilize the net asset value per share as computed for the purposes of sales and redemptions at $1.00. These procedures include periodic review, as the Board of Trustees deems appropriate and at such intervals as are reasonable in light of current market conditions, of the relationship between the amortized cost value per share and a net asset value per share based upon available indications of market value.

                             SHAREHOLDER INFORMATION

     Certificates representing shares of the Fund will not normally be issued to shareholders. The Transfer Agent will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery.

     The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.).

     The Trust reserves the right, if conditions exist that make cash payments undesirable, to honor any request for redemption or repurchase order with respect to shares of the Fund by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting theses securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which a Fund is obligated to redeem shares with respect to any one shareholder during any 90-day period solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

                       SHAREHOLDER SERVICES AND PRIVILEGES


     As discussed in the Prospectus, the Fund provides a Pre-Authorized Investment Program ("Program") for the convenience of investors who wish to purchase shares of a Fund on a regular basis. Such a Program may be started with an initial investment ($1,000 minimum) and subsequent voluntary purchases ($100 minimum) with no obligation to continue. The Program may be terminated without penalty at any time by the investor or the Fund. The minimum investment requirements may be waived by the Fund for purchases made pursuant to (i) employer-administered payroll deduction plans, (ii) profit-sharing, pension, or individual or any employee retirement plans, or (iii) purchases made in connection with plans providing for periodic investments in Fund shares.

     For investors purchasing shares of the Fund under a tax-qualified individual retirement or pension plan or under a group plan through a person designated for the collection and remittance of monies to be invested in shares of the Fund on a periodic basis, the Fund may, in lieu of furnishing confirmations following each purchase of Fund shares, send statements no less frequently than quarterly pursuant to the provisions of the Securities Exchange Act of 1934, as amended, and the rules thereunder. Such quarterly statements, which would be sent to the investor or to the person designated by the group for distribution to its members, will be made within five business days after the end of each quarterly period and shall reflect all transactions in the investor's account during the preceding quarter.

     All shareholders will receive a confirmation of each new transaction in their accounts, which will also show the total number of Fund shares owned by each shareholder, the number of shares being held in safekeeping by the Fund's Transfer Agent for the account of the shareholder and a cumulative record of the account for the entire year. Shareholders may rely on these statements in lieu of certificates. Certificates representing shares of the fund will not be issued unless the shareholder requests them in writing.


SELF-EMPLOYED AND CORPORATE RETIREMENT PLANS


     For self-employed individuals and corporate investors that wish to purchase shares of the Fund, there is available through the Fund a Prototype Plan and Custody Agreement. The Custody Agreement provides that State Street Bank & Trust, Kansas City, Missouri, will act as Custodian under the Plan, and will furnish custodial services for an annual maintenance fee of $12.00 for each participant, with no other charges. (This fee is in addition to the normal Custodian charges paid by the Fund.) The annual contract maintenance fee may be waived from time to time. For further details, including the right to appoint a successor Custodian, see the Plan and Custody Agreements as provided by the Company. Employers who wish to use shares of the Fund under a custodianship with another bank or trust company must make individual arrangements with such institution.


INDIVIDUAL RETIREMENT ACCOUNTS


     Investors having earned income are eligible to purchase shares of the Fund under an IRA pursuant to Section 408(a) of the Internal Revenue Code. An individual who creates an IRA may contribute annually certain dollar amounts of earned income, and an additional amount if there is a non-working spouse. Simple IRA plans that employers may establish on behalf of their employees are also available. Roth IRA plans that enable employed and self-employed individuals to make non-deductible contributions, and, under certain circumstances, effect tax-free withdrawals, are also available. Copies of a model Custodial Account Agreement are available from the Distributor. Investors Fiduciary Trust Company, Kansas City, Missouri, will act as the Custodian under this model Agreement, for which it will charge the investor an annual fee of $12.00 for maintaining the Account (such fee is in addition to the normal custodial charges paid by the

ING Funds). Full details on the IRA are contained in an IRS required disclosure statement, and the Custodian will not open an IRA until seven (7) days after the investor has received such statement from the Company. An IRA using shares of the Fund may also be used by employers who have adopted a Simplified Employee Pension Plan.


     Purchases of Fund shares by Section 403(b) and other retirement plans are also available. Section 403(b) plans are arrangements by a public school organization or a charitable, educational, or scientific organization that is described in Section 501(c)(3) of the Internal Revenue Code under which employees are permitted to take advantage of the federal income tax deferral benefits provided for in Section 403(b) of the Code. It is advisable for an investor considering the funding of any retirement plan to consult with an attorney or to obtain advice from a competent retirement plan consultant.

TELEPHONE REDEMPTION AND EXCHANGE PRIVILEGES

     As discussed in the Prospectus, the telephone redemption and exchange privileges are available for all shareholder accounts; however, retirement accounts may not utilize the telephone redemption privilege. The telephone privileges may be modified or terminated at any time. The privileges are subject to the conditions and provisions set forth below and in the Prospectus.


     (1) Telephone redemption and/or exchange instructions received in good order before the pricing of the Fund on any day on which the New York Stock Exchange is open for business (a "Business Day"), but not later than 4:00 p.m. eastern time, will be processed at that day's closing net asset value. For each exchange, the shareholder's account may be charged an exchange fee. There is no fee for telephone redemption; however, redemptions of Class A and Class B Shares may be subject to a contingent deferred sales charge (See "Redemption of Shares" in the Prospectus).


     (2) Telephone redemption and/or exchange instructions should be made by dialing 1-800-992-0180 and selecting option 3.


     (3) ING Funds will not permit exchanges in violation of any of the terms and conditions set forth in the ING Funds' Prospectus or herein.

     (4) Telephone redemption requests must meet the following conditions to be accepted by ING Funds:


          (a) Proceeds of the redemption may be directly deposited into a predetermined bank account, or mailed to the current address on the registration. This address cannot reflect any change within the previous thirty (30) days.

          (b) Certain account information will need to be provided for verification purposes before the redemption will be executed.


          (c) Only one telephone redemption (where proceeds are being mailed to the address of record) can be processed within a thirty (30) day period.

          (d) The maximum amount which can be liquidated and sent to the address of record at any one time is $100,000.

          (e) The minimum amount which can be liquidated and sent to a predetermined bank account is $5,000.


     (5) If the exchange involves the establishment of a new account, the dollar amount being exchanged must at least equal the minimum investment requirement of the ING Fund being acquired.


     (6) Any new account established through the exchange privilege will have the same account information and options except as stated in the Prospectus.


     (7) Certificated shares cannot be redeemed or exchanged by telephone but must be forwarded to ING at P.O. Box 419368, Kansas City, MO 64141 and deposited into your account before any transaction may be processed.

     (8) If a portion of the shares to be exchanged are held in escrow in connection with a Letter of Intent, the smallest number of full shares of the ING Fund to be purchased on the exchange having the same aggregate net asset value as the shares being exchanged shall be substituted in the escrow account. Shares held in escrow may not be redeemed until the Letter of Intent has expired and/or the appropriate adjustments have been made to the account.

     (9) Shares may not be exchanged and/or redeemed unless an exchange and/or redemption privilege is offered pursuant to the ING Funds' then-current prospectus.


     (10) Proceeds of a redemption may be delayed up to 15 days or longer until the check used to purchase the shares being redeemed has been paid by the bank upon which it was drawn.

SYSTEMATIC WITHDRAWAL PLAN

     You may elect to make periodic withdrawals from your account in any fixed amount in excess of $100 ($1,000 in the case of Class Q) to yourself, or to anyone else you properly designate, as long as the account has a current value of at least $10,000 ($250,000 in the case of Class Q). To establish a systematic cash withdrawal, complete the Systematic Withdrawal Plan section of the Account Application. To have funds deposited to your bank account, follow the instructions on the Account Application. You may elect to have monthly, quarterly, semi-annual or annual payments. Redemptions are normally processed on the fifth day prior to the end of the month, quarter or year. Checks are then mailed or proceeds are forwarded to your bank account on or about the first of the following month. You may change the amount, frequency and payee, or terminate the plan by giving written notice to the Transfer Agent. A Systematic Withdrawal Plan may be modified at any time by the Fund or terminated upon written notice by the relevant Fund.

     During the withdrawal period, you may purchase additional shares for deposit to your account, subject to any applicable sales charge, if the additional purchases are equal to at least one year's scheduled withdrawals, or $1,200 ($12,000 in the case of Class Q), whichever is greater. There are no separate charges to you under this Plan, although a CDSC may apply if you purchased Class A, B or C Shares. Shareholders who elect to have a systematic cash withdrawal must have all dividends and capital gains reinvested. As shares of the Fund are redeemed under the Plan, you may realize a capital gain or loss for income tax purposes.


                                  DISTRIBUTIONS


     As noted in the Prospectus, shareholders have the privilege of reinvesting both income dividends and capital gains distributions, if any, in additional shares of a respective class of the Fund at the then current net asset value, with no sales charge. The Fund's management believes that most investors desire to take advantage of this privilege. It has therefore made arrangements with its Transfer Agent to have all income dividends and capital gains distributions that are declared by the ING Fund automatically reinvested for the account of each shareholder. A shareholder may elect at any time by writing to the Fund or the Transfer Agent to have subsequent dividends and/or distributions paid in cash. In the absence of such an election, each purchase of shares of a class of the Fund is made upon the condition and understanding that the Transfer Agent is automatically appointed the shareholder's agent to receive his dividends and distributions upon all shares registered in his name and to reinvest them in full and fractional Shares of the respective class of the Fund at the applicable net asset value in effect at the close of business on the reinvestment date. A shareholder may still at any time after a purchase of Fund shares request that dividends and/or capital gains distributions be paid to him in cash.


                                    TAXATION


     The Fund intends to qualify and elect annually to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify and be taxed as a regulated investment company, the Fund must (a) distribute to shareholders at least 90% of its investment company taxable income (which includes, among other items, dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses); (b) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; and (c) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies). In addition, the Fund earning tax-exempt interest must, in each year, distribute at least 90% of its net tax-exempt income. By meeting these requirements, the Fund generally will not be subject to federal income tax on its investment company taxable income and net capital gains which are distributed to shareholders. If the Fund do not meet all of these Code requirements, they will be taxed as ordinary corporations and their distributions will be taxed to shareholders as ordinary income.

     Amounts, other than tax-exempt interest, not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of such year, and (3) all ordinary income and capital gain net income (adjusted for certain ordinary losses) for previous years that were not distributed during such years. A distribution, including an "exempt-interest dividend," will be treated as paid on December 31, of a calendar year if it is declared by the Fund during October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

     Distributions of investment company taxable income generally are taxable to shareholders as ordinary income.

     Distributions of net long-term capital gains, if any, designated by the Fund as long-term capital gain dividends are taxable to shareholders as long-term capital gain, regardless of the length of time the Funds' shares have been held by a shareholder. All distributions are taxable to the shareholder in the same manner whether reinvested in additional shares or received in cash. Shareholders will be notified annually as to the Federal tax status of distributions.


     A Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any unutilized capital loss remaining is lost as a deduction


     Distributions by the Fund reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution, nevertheless, would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by the Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which nevertheless generally will be taxable to them.

     Upon the taxable disposition (including a sale or redemption) of shares of the Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholders' hands. Such gain or loss will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. A loss realized on the redemption, sale or exchange of Fund shares will be disallowed to the extent an exempt interest dividend was received with respect to those shares if the shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Fund on the reinvestment date.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest, dividends or other receivables, or accrues expenses or other liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and forward and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase, decrease, or eliminate the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income. Investors should consult their own tax advisors in this regard.

     Income received by the Fund from sources within foreign countries may be subject to withholding and other similar income taxes imposed by the foreign country.

     The Fund is required to report to the Internal Revenue Service ("IRS") all distributions except in the case of certain exempt shareholders. All such distributions generally are subject to withholding of federal income tax at a rate of 30% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the Fund or a shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amount withheld may be credited against the shareholder's U.S. Federal income tax liability. Investors may wish to consult their tax advisers about the applicability of the backup withholding provisions.

     The foregoing discussion relates only to federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates). Distributions by the Fund also may be subject to state and local taxes and their treatment under state and local income tax laws may differ from Federal income tax treatment. Distributions of the Fund which are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local income taxes in certain states. Shareholders should consult their tax advisers with respect to particular questions of federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Fund including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).

     The Fund intends to manage its portfolio so that it will be eligible to pay "exempt-interest dividends" to shareholders. The Fund will so qualify if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of state, municipal, and certain other securities, the interest on which is exempt from the regular Federal income tax. To the extent that the Fund's dividends distributed to shareholders are derived from such interest income and are designated as exempt-interest dividends by the Fund, they will be excludable from a shareholder's gross income for Federal income tax purposes. Exempt-interest dividends, however, must be taken into account by shareholders in determining whether their total incomes are large enough to result in taxation of up to 85% of their Social Security benefits and certain railroad retirement benefits. The Fund will inform shareholders annually as to the portion of the distributions from the Fund which constitute except-interest dividends. In addition, for corporate shareholders of the Fund, exempt interest dividends may comprise part or all of an adjustment to alternative minimum taxable income. Exempt-interest dividends that are attributable to certain private activity bonds, while not subject to the regular Federal income tax, may constitute an item of tax preference for purposes of the alternative minimum tax.

     To the extent that the Fund's dividends are derived from its investment company taxable income (which includes interest on its temporary taxable investments and the excess of net short-term capital gain over net long-term capital loss), they are considered ordinary (taxable) income for Federal income tax purposes. Such dividends will not qualify for the dividends-received deduction for corporations. Distributions, if any, of net long-term capital gains (the excess of net long-term capital gain over net short-term capital loss) designated by the Fund as long-term capital gain dividends are taxable to shareholders as long-term capital gain regardless of the length of time the shareholder has owned shares of the Fund.


                                OTHER INFORMATION

CAPITALIZATION

     The Trust is a Delaware business trust established under a Trust Instrument dated July 30, 1998 and currently consists of twelve separately managed portfolios, all of which are discussed in this SAI. Each portfolio is comprised of four different classes of shares -- Class A shares, Class B shares, Class C shares, and Class Q shares.


     The capitalization of the Fund consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional Funds (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional Funds will not alter the rights of the shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights, conversion rights or subscription rights. In any liquidation of the Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

     In the event of a liquidation or dissolution of the Fund or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative net asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution. Shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved in liquidation, based on the number of shares of the Fund that are held by each shareholder.


VOTING RIGHTS


     Under the Trust Instrument, the Fund is not required to hold annual meetings of the Fund's shareholders to elect Trustees or for other purposes. It is not anticipated that the Fund will hold shareholders' meetings unless required by law or the Trust Instrument. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Fund. In addition, the Trust Instrument provides that the holders of not less than two-thirds of the outstanding shares of the Fund may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Fund. To the extent required by applicable law, the Trustees shall assist shareholders who seek to remove any person serving as Trustee.

     The Fund's shares do not have cumulative voting rights, so that the holder of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

     Shareholders of all of the Funds, as well as those of any other investment portfolio now or hereafter offered by the Fund, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board of Trustees. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of the Fund affected by the matter. A Fund is affected by a matter unless it is clear that the interests of the Fund in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to the Fund only if approved by a majority of the outstanding shares of the Fund. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Fund voting together in the aggregate without regard to the Fund.


PERFORMANCE INFORMATION


     The Fund may, from time to time, include its yields and average annual total returns in advertisements or reports to shareholders or prospective investors.

     Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula:


                                        n
                                  P(l+T)  = ERV

     (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect a proportional share of Fund expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid.


     Current yields for ING National Tax-Exempt Money Market Fund will be based on the change in the value of a hypothetical investment (exclusive of capital changes such as gains or losses from the sale of securities and unrealized appreciation and depreciation) over a particular seven-day period, less a pro rata share of each Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for each Money Market Fund assumes that all dividends received during the base period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:


                                          365/7
Effective Yield = [(Base Period Return +1)     ]- 1.

     Quotations of the tax-equivalent yield for the Pilgrim National Tax-Exempt Money Market Fund will be calculated according to the following formula:

                  TAX EQUIVALENT YIELD =       E
                                            -------
                                              1-p

          E = Tax-Exempt yield
          p = stated income tax rate


     Quotations of yield and total return will reflect only the performance of a hypothetical investment in the Fund during the particular time period shown. Yield and total return for the Fund will vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     The Fund may also calculate performance using any other historical measure of performance (not subject to any prescribed method of computation) if the measurement reflects all elements of return. If used, such performance measurements will disclose the length of and the last day in the base period used in calculating the quotation, a description of the method by which the performance data is calculated, and the income tax rate used in the calculation, if applicable.

     In connection with communicating its yields or total return to current or prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     The Fund may from time to time include in advertisements, sales literature, communications to shareholders and other materials, comparisons of its total return to the return of other mutual funds with similar investment objectives, broadly-based market indices, other investment alternatives, rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the funds may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc., the S&P 500 Index, the Dow Jones Industrial Average, the Russell 2000 or, in the case of the Money Market Fund, IBC Financial Data, Inc. Lipper Analytical Services, Inc. maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund performance rating service that rates mutual funds on the basis of risk-adjusted performance. Evaluations of fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from editorials or articles about the Fund or the Fund's managers.

     The Fund may also publish rankings or ratings of the managers. Materials may include a list of representative clients of the Funds' investment advisers and may contain information regarding the background, expertise, etc. of the Funds' investment advisers or portfolio managers. The distributor may provide information that discusses the managers' philosophy, investment strategy, investment process, security selection criteria and screening methodologies.

     In addition, the Fund may also include in materials discussions and/or illustrations of the potential investment goals of a prospective investor, investment management strategies, techniques, policies or investment suitability of the Fund, economic and political conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities, and hypothetical investment returns based on certain assumptions. From time to time, materials may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund) as well as the views of the advisers as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. Material may also contain fund holdings, sector allocations, asset allocations, credit ratings, and regional allocations. Material may refer to various fund identifiers such as the CUSIP numbers or NASDAQ symbols.

PRINCIPAL HOLDERS OF FUND SHARES

     As of October 1, 2002, there were no outstanding shares of the Funds.


TRANSFER AGENT AND FUND ACCOUNTANT


     DST Systems, Inc. ("DST") has been retained to act as the Fund's transfer agent and State Street Bank and Trust Company ("State Street") has been retained to act as the Fund's fund accounting agent. DST is located at 330 W. 9th Street, Kansas City, Missouri 64105, and State Street is located at 225 Franklin Street, Boston, MA 02110. For their services as transfer agent and fund accounting agent, DST and State Street, respectively, receive a fee from the Fund.


CUSTODIAN


     Brown Brothers Harriman & Co. ("Brown Brothers"), 40 Water Street, Boston, MA 02109 acts as custodian of the assets of the ING National Tax-Exempt Money Market Fund. Pursuant to the Custodian Agreements, Brown Brothers and State Street are responsible for holding each Fund's cash and portfolio securities. Brown Brothers and State Street may enter into sub-custodian agreements with certain qualified banks.

INDEPENDENT ACCOUNTANTS

     PricewaterhouseCoopers LLP serves as the independent public accountants for the Fund. PricewaterhouseCoopers LLP provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings. PricewaterhouseCoopers LLP is located at 1670 Broadway, Suite 1000, Denver, CO 80202-4870.

LEGAL COUNSEL

     Legal matters for the Trust are passed upon by Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006.

                                    APPENDIX

DESCRIPTION OF MOODY'S BOND RATINGS:

     Excerpts from Moody's description of its four highest bond ratings are listed as follows: Aaa--judged to be the best quality and they carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally know as high grade bonds; A--possess many favorable investment attributes and are to be considered as "upper medium grade obligations"; Baa--considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. This group is the lowest which qualifies for investment grade. Other Moody's bond descriptions include:
Ba--judged to have speculative elements, their future cannot be considered as well assured; B--generally lack characteristics of the desirable investment; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--speculative in a high degree, often in default; C--lowest rated class of bonds, regarded as having extremely poor prospects.

     Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

DESCRIPTION OF S&P'S BOND RATINGS:

     Excerpts from S&P's description of its four highest bond ratings are listed as follows: AAA--highest grade obligations, in which capacity to pay interest and repay principal is extremely strong; AA--also qualify as high grade obligations, having a very strong capacity to pay interest and repay principal, and differs from AAA issues only in a small degree; A--regarded as upper medium grade, having a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB--regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. This group is the lowest which qualifies for investment grade. BB, B, CCC, CC--predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligations; BB indicates the highest grade and CC the lowest within the speculative rating categories.

     S&P applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

DESCRIPTION OF MOODY'S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:

     Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

     MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMG 2: This denotes high quality. Margins of protection are ample although not as large as in the preceding group.

DESCRIPTION OF MOODY'S TAX-EXEMPT COMMERCIAL PAPER RATINGS:

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations which have an original maturity not exceeding nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest.

     PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

     PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations.

DESCRIPTION OF S&P'S RATINGS FOR MUNICIPAL BONDS:

INVESTMENT GRADE

     AAA: Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

     A: Debt rated "A" has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

     BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CI: The "CI" rating is reserved for income bonds on which no interest is being paid.

     D: Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

     PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P'S RATINGS FOR INVESTMENT GRADE MUNICIPAL NOTES AND SHORT-TERM DEMAND OBLIGATIONS:

     SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

DESCRIPTION OF S&P'S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT COMMERCIAL
PAPER:

     An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. The two rating categories for securities in which the Trust may invest are as follows:

     A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                                     PART C:
                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a) (1) Trust Instrument - previously filed as an Exhibit to the Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed electronically on October 28, 1998 and incorporated herein by reference.

     (2) Certificate of Amendment of Certificate of Trust -- previously filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A filed electronically on March 1, 2001 and incorporated herein by reference.

     (3) Certificate of Amendment of Certificate of Trust - previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on June 15, 2001 and incorporated herein by reference.

     (4) Amendment No. 1 to Trust Instrument -- previously filed as an Exhibit to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.

     (5) Amendment No. 2 to Trust Instrument -- previously filed as an Exhibit to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.

     (6) Amendment No. 3 to Trust Instrument -- previously filed as an Exhibit to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.

     (7) Form of Certificate of Amendment to Certificate of Trust -- previously filed as an Exhibit to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.

     (8) Form of Amendment No. 4 to Trust Instrument -- previously filed as an Exhibit to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

     (9) Form of Amendment No. 5 to Trust Instrument -- previously filed as an Exhibit to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

(b) Bylaws - previously filed as an Exhibit to the Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed electronically on October 28, 1998 and incorporated herein by reference.

(c) The rights of holders of the securities being registered are set out in Articles II, VII, IX, and X of the Declaration of Trust referenced in Exhibit (a) above and in Articles IV, VI, and XIII of the Bylaws referenced in Exhibit (b) above.

(d) (1) Form of Restated Investment Management Agreement between Registrant and ING Pilgrim Investments, LLC -- previously filed as an Exhibit to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A filed electronically on October 1, 2001 and incorporated herein by reference.

     (2) Form of Investment Management Agreement between Registrant and ING Pilgrim Investments, LLC with respect to Pilgrim Global Real Estate Fund -- previously filed as an Exhibit to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A filed electronically on July 27, 2001 and incorporated herein by reference.

     (3) Form of Investment Management Agreement between Registrant and ING Mutual Funds Management Co. LLC ("IMFC") -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

     (4) Form of Investment Management Agreement between Registrant and ING Investments, LLC -- previously filed as an Exhibit to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

     (5) Form of Investment Management Agreement between Registrant and ING Investments, LLC -- previously filed as an Exhibit to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

     (6) Sub-Advisory Agreement between IMFC and Baring Asset Management, Inc. -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

     (7) Form of Sub-Advisory Agreement between IMFC and Baring International Investment Limited -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

     (8) Form of Sub-Advisory Agreement between IMFC and Baring Asset Management (Asia) Limited -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

     (9) First Amendment to Sub-Advisory Agreement between IMFC and ING Investment Management Advisors B.V. -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

     (10) Form of Sub-Advisory Agreement between IMFC and ING Investment Management Advisors B.V. -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

     (11) Form of Sub-Advisory Agreement between IMFC and ING Investment Management LLC -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

     (12) Form of Restated Sub-Advisory Agreement between ING Pilgrim Investments, LLC and ING Investment Management LLC -- previously filed as an Exhibit to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A filed electronically on October 1, 2001 and incorporated herein by reference.

     (13) Form of Sub-Advisory Agreement between IMFC and Furman Selz Capital Management LLC -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

     (14) Form of Restated Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Furman Selz Capital Management LLC -- previously filed as an Exhibit to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A filed electronically on October 1, 2001 and incorporated herein by reference.

     (15) Form of Sub-Advisory Agreement between IMFC and Furman Selz Capital Management on behalf of Delta Asset Management -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

     (16) Form of Restated Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Furman Selz Capital Management on behalf of Delta Asset Management -- previously filed as an Exhibit to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A filed electronically on October 1, 2001 and incorporated herein by reference.

     (17) Form of Sub-Advisory Agreement between ING Pilgrim Investments, LLC and CRA Real Estate Securities L.P. with respect to Pilgrim Global Real Estate Fund -- previously filed as an Exhibit to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A filed electronically on July 27, 2001 and incorporated herein by reference.

     (18) Form of Sub-Advisory Agreement between IMFC and CRA Real Estate Securities, L.P. -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

(e) (1) Form of Underwriting Agreement between Registrant and ING Funds Distributor, Inc. -- previously filed as an Exhibit to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

     (2) Form of Financial Institution Selling Group Agreement -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

     (3) Form of Selling Group Agreement -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

(f)  Not Applicable

(g) (1) Form of Custodian Agreement between Registrant and State Street Bank and Trust Company, with respect to Registrant's U.S. Funds -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

     (2) Form of Custodian Agreement between Registrant and State Street Bank and Trust Company -- previously filed as an Exhibit to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.

     (3) Form of Amended and Restated Exhibit A to Custodian Agreement between Registrant and State Street Bank and Trust Company -- previously filed as an Exhibit to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

     (4) Form of Custodian Agreement between Registrant and Brown Brothers Harriman & Co., with respect to the Registrant's Global and International Funds -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

     (5) Form of Amendment to the Custodian Agreement between Registrant and Brown Brothers Harriman & Co. -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

     (6) Form of Appendix A to Custodian Agreement between Registrant and Brown Brothers Harriman & Co. -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

     (7) Form of Appendix B to Custodian Agreement between Registrant and Brown Brothers Harriman & Co. -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

     (8) Form of Appendix C to Custodian Agreement between Registrant and Brown Brothers Harriman & Co. -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

(h) (1) Form of Service Agreement -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

     (2) Fund Services Agreement between Registrant and ING Fund Services Co. LLC -- filed as an Exhibit to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed electronically on April 15, 1999 and incorporated herein by reference.

     (3) Form of Recordkeeping Agreement with State Street Bank and Trust Company -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

     (4) Form of Shareholder Servicing Plan -- previously filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A filed electronically on June 15, 2001 and incorporated herein by reference.

     (5) Amended and Restated Shareholder Servicing Plan -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

     (6) Form of Administration Agreement between Registrant and ING Funds Services, LLC -- previously filed as an Exhibit to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

     (7) Form of Expense Limitation Agreement among ING Pilgrim Investments, LLC, Clarion CRA Securities L.P. and Pilgrim Funds Trust with respect to Pilgrim Global Real Estate Fund - previously filed as an Exhibit to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A on July 27, 2001 and incorporated herein by reference.

     (8) Form of Expense Limitation Agreement between Registrant and ING Investments, LLC -- previously filed as an Exhibit to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

     (9) Form of Fund Accounting Agreement with Brown Brothers Harriman & Co. -- previously filed as an Exhibit to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.

(i) Consent of Counsel -- previously filed as an Exhibit to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

(j) (1) Consent of PricewaterhouseCoopers LLP -- previously filed as an Exhibit to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

(j)  (2)  Consent of Dechert -- filed herein.

(k) (1) Annual Report containing the audited financial statements for the period ended October 31, 1999 -- previously filed in Registrant's Form N-30D filed on December 29, 1999 and incorporated herein by reference.

     (2) Semi-Annual Reports containing the unaudited financial statements for the period ended April 30, 2000 -- previously filed in Registrant's Form N-30D on July 7, 2000 and incorporated herein by reference.

(l) Purchase Agreement -- previously filed as an Exhibit to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A electronically filed on April 15, 1999 and incorporated herein by reference.

(m) (1) Distribution Plan and Agreement with respect to Class A shares - previously filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

     (2) Form of Service and Distribution Plan (Class A) -- previously filed as an Exhibit to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

     (3) Form of Service and Distribution Plan (Class A) -- previously filed as an Exhibit to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

     (4) Form of Amended and Restated Distribution Plan and Agreement with respect to Class B shares - previously filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A filed electronically on July 31, 2001 and incorporated by reference.

     (5) Form of Service and Distribution Plan (Class B) -- previously filed as an Exhibit to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

     (6) Form of Service and Distribution Plan (Class B) -- previously filed as an Exhibit to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

     (7) Form of Amended and Restated Distribution Plan (Class C) -- previously filed as an Exhibit to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

     (8) Form of Service and Distribution Plan (Class C) -- previously filed as an Exhibit to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

     (9) Form of Service and Distribution Plan (Class C) -- previously filed as an Exhibit to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

     (10) Form of Service and Distribution Plan (Class M) -- previously filed as an Exhibit to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

     (11) Form of Service and Distribution Plan (Class M) -- previously filed as an Exhibit to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

     (12) Form of Shareholder Service Plan (Class Q) -- previously filed as an Exhibit to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

     (13) Form of Shareholder Service Plan (Class Q) -- previously filed as an Exhibit to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

     (14) Rule 12b-1 Distribution Plan and Agreement with respect to Class B, Class C, and Class X shares -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

     (15) Form of Amended and Restated Shareholder Servicing Plan -- previously filed as an Exhibit to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

     (16) Form of Service and Distribution Plan (Class T) -- previously filed as an Exhibit to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

     (17) Form of Service and Distribution Plan (Class T) -- previously filed as an Exhibit to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

(n) (1) Form of Multiple Class Plan Pursuant to 18f-3 -- previously filed as an Exhibit to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

(o) (1) Code of Ethics of Pilgrim Funds Trust -- previously filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A filed electronically on June 15, 2001 and incorporated herein by reference.

     (2) Code of Ethics of Baring Asset Management, Inc. -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

     (3) Code of Ethics of Baring International Investment Limited -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

     (4) Code of Ethics of Baring Asset Management (Asia) Limited -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

     (5) Code of Ethics of Clarion CRA Securities, L.P. -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

     (6) Code of Ethics of ING Furman Selz Asset Management -- previously filed as an Exhibit to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A filed electronically on October 1, 2001 and incorporated herein by reference.

     (7) Code of Ethics of ING Furman Selz Asset Management -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

     (8) Code of Ethics of ING Investment Management LLC -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

     (9) Code of Ethics of ING Investment Management Advisors B.V. -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

ITEM 25. INDEMNIFICATION.

     Article X of the Registrant's Declaration of Trust provides the following:

     Section 10.1 Limitation of Liability. A Trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any Trustee. A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, provided that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder.

     Section 10.2 Indemnification.

     (a) Subject to the exceptions and limitations contained in Section (b) below:

          (i) every Person who is, or has been a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

          (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b)  No indemnification shall be provided hereunder to a Covered Person:

          (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

          (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

               (A) by the court or other body approving the settlement;

               (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

               (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

          provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

          (c) The rights of indemnification therein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

          (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 10.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.2.

     Article IX of the Registrant's By-Laws provides the following:

          The Trust may purchase and maintain insurance on behalf of any Covered Person or employee of the Trust, including any Covered Person or employee of the Trust who is or was serving at the request of the Trust as a Trustee, officer or employee of a corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the Trustees would have the power to indemnify him against such liability.

          The Trust may not acquire or obtain a contract for insurance that protects or purports to protect any Trustee or officer of the Trust against any liability to the Trust or its Shareholder to which he would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

          Reference is made to Article IX of Registrants By-Laws and paragraph
          1.11 of the Distribution Agreement.

          The Registrant is covered under an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

          Section 12 of the Management Agreement between Registrant and Manager,
          Section 8 of the Sub-Advisory Agreements and Section 20 of the Distribution Agreement between the Registrant and Distributor limit the liability of Manager, the Sub-Advisors and the Distributor to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

          The Registrant hereby undertakes that it will apply the indemnification provisions of its Trust Instrument, By-Laws, Management Agreement and Distribution Agreement in a manner consistent with Release No. 11330 of the U.S. Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act") so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

          Section 7 of Registrant's Administration Agreement provides for the indemnification of Registrant's Administrator against all liabilities incurred by it in performing its obligations under the agreement, except with respect to matters involving its disabling conduct.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

          Information as to the directors and officers of the Investment Manager, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Investment Manager in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940, as amended and is incorporated herein by reference thereto.

          Information as to the directors and officers of the sub-advisers, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the sub-advisers in the last two years, are included in their application for registration as investment advisers on Forms ADV for ING Investment Management LLC (File No. 801-55232) and Furman Selz Capital Management LLC (File No. 801-20737).

ITEM 27. PRINCIPAL UNDERWRITERS

          (a) ING Funds Distributor, Inc. is the principal underwriter for ING Mutual Funds; ING Equity Trust; ING Investment Funds, Inc.; ING Prime Rate Trust; ING Mayflower Trust; ING Senior Income Fund; ING Series Fund, Inc.; ING Variable Products Trust; ING VP Emerging Markets Fund, Inc.; ING VP Natural Resources Trust; ING Variable Insurance Trust; USLICO Series Fund; ING VP Balanced Portfolio, Inc.; ING Variable Portfolios, Inc.; ING VP Growth and Income Portfolio; ING VP Bond Portfolio; ING VP Money Market Portfolio; ING Generation Portfolios, Inc. and ING GET Fund.

          (b) Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the U.S. Securities and Exchange Act of 1934, as amended and is incorporated herein by reference thereto.

          (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

          All accounts, books and other documents required to be maintained by
          Section 31(a) of the Investment Company Act of 1940, as amended ("1940 Act"), and the rules promulgated thereunder are maintained at the offices of (a) the Registrant; (b) ING Investments, LLC; (c) the Administrator; (d) ING Funds Distributor, Inc.; (e) - (f) the sub-advisers; (g) the Custodian; and (h) the Transfer Agent. The address of each is as follows:

          (a)      ING Funds Trust
                   7337 East Doubletree Ranch Road
                   Scottsdale, AZ  85258-2034

          (b)      ING Investments, LLC
                   7337 East Doubletree Ranch Road
                   Scottsdale, AZ  85258-2034

          (c)      ING Funds Services, LLC
                   7337 East Doubletree Ranch Road
                   Scottsdale, AZ  85258-2034

          (d)      ING Funds Distributor, Inc.
                   7337 East Doubletree Ranch Road
                   Scottsdale, AZ  85258-2034

         (e)       ING Investment Management LLC
                   5780 Powers Ferry Road, N.W., Suite 300
                   Atlanta, GA 30327

          (f)      Furman Selz Capital Management, LLC
                   230 Park Avenue
                   New York, NY 10169

          (g)      ING Investment Management Advisors B.V.
                   Schenkkade 65, 2595 AS
                   The Hague, The Netherlands

          (h)      State Street Bank Trust Company
                   801 Pennsylvania Street
                   Kansas City, MO 64105

          (i)      DST Systems, Inc.
                   P.O. Box 219368
                   Kansas City, MO 64121-9368

ITEM 29. MANAGEMENT SERVICES

          Not applicable.

ITEM 30. UNDERTAKINGS

          Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 31st day of October, 2002.

                                   ING FUNDS TRUST


                                   By: /s/ Michael J. Roland
                                   ---------------------------------------------
                                   Michael J. Roland
                                   Executive Vice President, Principal Financial Officer and Assistant Secretary

     Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


                   SIGNATURE                                       TITLE                            DATE
                   ---------                                       -----                            ----

                                                         Trustee and Chairman                 October 31, 2002
-------------------------------------------------
              John G. Turner*

                                                         President and Chief Executive        October 31, 2002
                                                         Officer
-------------------------------------------------
             James M. Hennessy*
                                                         Executive Vice President and         October 31, 2002
           /s/ Michael J. Roland                         Principal Financial Officer
-------------------------------------------------
             Michael J. Roland

                                                         Trustee                              October 31, 2002
-------------------------------------------------
              Paul S. Doherty*

                                                         Trustee                              October 31, 2002
-------------------------------------------------
             J. Michael Earley*

                                                         Trustee                              October 31, 2002
-------------------------------------------------
           R. Barbara Gitenstein*

                                                         Trustee                              October 31, 2002
-------------------------------------------------
             R. Glenn Hilliard*




                                                         Trustee                              October 31, 2002
-------------------------------------------------
            Walter H. May, Jr.*

                                                         Trustee                              October 31, 2002
-------------------------------------------------
            Thomas J. McInerney*

                                                         Trustee                              October 31, 2002
-------------------------------------------------
                Jock Patton*

                                                         Trustee                              October 31, 2002
-------------------------------------------------
             David W.C. Putnam*

                                                         Trustee                              October 31, 2002
-------------------------------------------------
              Blaine E. Rieke*

                                                         Trustee                              October 31, 2002
-------------------------------------------------
             Roger B. Vincent*

                                                         Trustee                              October 31, 2002
-------------------------------------------------
           Richard A. Wedemeyer*

*By: /s/ Michael J. Roland
     ---------------------
     Michael J. Roland
     Attorney-in-Fact**

**   Powers of Attorney for Michael J. Roland, James M. Hennessy and each
Trustee except Paul S. Doherty were previously filed as attachments to Post-Effective Amendment No. 17 to the Registrant's Form N-1A Registration Statement on February 27, 2002, and are incorporated herein by reference. Mr. Doherty's Power of Attorney was previously filed as an attachment to Post-Effective Amendment No. 18 to the Registrant's Form N-1A Registration Statement on June 3, 2002, and is incorporated herein by reference.

                                  EXHIBIT INDEX

EXHIBIT
NUMBER                        NAME OF EXHIBIT
-------                       ---------------
(j)(2)                        Consent of Dechert